UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22001

db-X Exchange-Traded Funds Inc.

(Exact name of Registrant as specified in charter)

60 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: May 31, 2012

Date of reporting period: November 30, 2012

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMI-ANNUAL REPORT

November 30, 2012

Unaudited

db-X Exchange-Traded Funds Inc.

db-X 2010 Target Date Fund (TDD)

db-X 2020 Target Date Fund (TDH)

db-X 2030 Target Date Fund (TDN)

db-X 2040 Target Date Fund (TDV)

db-X In-Target Date Fund (TDX)

db-X Exchange-Traded Funds Inc.

TO OUR SHAREHOLDERS:

Dear Shareholder,

We are pleased to present this Semi-Annual Report for db-X Exchange-Traded Funds Inc, which covers the six-month period ending November 30, 2012.

We believe that these funds provide convenience and clarity for investors seeking a sophisticated product in one single investment. Over the past six months, the funds have continued to highlight the benefits of target-date investing. During the six months covered by this report, investors with a longer investment horizon benefitted from higher exposure to equities as the db-X 2040 Target Date Fund and the db-X 2030 Target Date Fund, which allocate a large percentage of assets to domestic and international equity securities, experienced net asset value (“NAV”) returns of 11.31% and 9.58%, respectively. The db-X 2020 Target Date Fund, with a more balanced allocation between equity and fixed income securities, experienced a NAV return of 6.36%. The db-X 2010 Target Date Fund and the db-X In-Target Date Fund, which have the greatest percentage allocations to fixed income securities experienced NAV returns of 1.74% and 3.44%, respectively.

Deutsche Bank, a leading global banking institution, has managed and operated a successful and growing platform of exchange-traded products since 2006. Our team at Deutsche Bank values the trust that you have placed in us and we look forward to meeting your investment needs by continuing to offer innovative index-driven strategies.

Very truly yours,

Alex Depetris Chairman, President and Chief Executive Officer

Performance quoted above represents past performance, assumes reinvestment of all dividends and capital gains distributions at net asset value (“NAV”), and does not guarantee future results. A Fund’s NAV return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. Fund performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com.

An index is a statistical measure of a specified financial market or sector. An index is unmanaged and one cannot invest directly in an index. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2010 Target Date Fund (TDD) (Unaudited)

The db-X 2010 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2010 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2012, the Fund’s net asset value increased 1.74%, compared to an increase of 1.92% for the Zacks 2010 Lifecycle Index and 3.95% for the Dow Jones Target 2010 Index.

Performance as of 11/30/12

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	2.13%	-6.89%	2.63%	7.21%
Since Inception[1]	0.95%	-1.32%	1.24%	4.46%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
Six Months	1.74%	-3.58%	1.92%	3.95%
One Year	2.13%	-6.89%	2.63%	7.21%
Since Inception[1]	5.02%	-6.63%	6.56%	25.33%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2012, as disclosed in the most recent prospectus dated September 28, 2012, was 1.39%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/13.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash sub indexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

Asset Class Breakdown* as of 11/30/12

* Weightings are expressed as a percentage of total investments and may change over time.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2010 Target Date Fund (TDD) (Unaudited) (Continued)

Top Ten Holdings2 as of 11/30/12

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	497	$43,806	0.5%
Apple, Inc.	74	43,311	0.5%
Chevron Corp.	250	26,423	0.3%
General Electric Co.	1,210	25,568	0.3%
Microsoft Corp.	879	23,399	0.2%
Procter & Gamble (The) Co.	328	22,904	0.2%
Johnson & Johnson	324	22,592	0.2%
Wal-Mart Stores, Inc.	301	21,677	0.2%
Coca-Cola (The) Co.	562	21,312	0.2%
Pfizer, Inc.	823	20,591	0.2%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Treasury Bond/Note 2.50%, 3/31/13	$775,000	$781,085	8.1%
US Treasury Bond/Note 1.75%, 3/31/14	500,000	510,077	5.3%
US Treasury Bond/Note 4.75%, 5/15/14	434,800	463,232	4.8%
US Treasury Bond/Note 2.375%, 9/30/14	435,000	451,873	4.7%
US Treasury Bond/Note 4.25%, 11/15/14	409,000	440,745	4.6%
US Treasury Bond/Note 3.50%, 5/31/13	429,500	436,614	4.5%
US Treasury Bond/Note 1.00%, 7/15/13	395,000	397,099	4.1%
US Treasury Bond/Note 0.50%, 10/15/14	395,000	396,821	4.1%
US Treasury Bond/Note 0.75%, 6/15/14	392,000	395,109	4.1%
US Treasury Bond/Note 0.25%, 12/15/14	395,000	394,938	4.1%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 11/30/12

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2020 Target Date Fund (TDH) (Unaudited)

The db-X 2020 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2020 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2012, the Fund’s net asset value increased 6.36%, compared to an increase of 6.64% for the Zacks 2020 Lifecycle Index and 5.98% for the Dow Jones Target 2020 Index.

Performance as of 11/30/12

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	8.20%	1.35%	7.96%	9.00%
Since Inception[1]	0.91%	-0.58%	1.06%	2.84%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
Six months	6.36%	5.76%	6.64%	5.98%
One Year	8.20%	1.35%	7.96%	9.00%
Since Inception[1]	4.78%	-2.98%	5.59%	15.59%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2012, as disclosed in the most recent prospectus dated September 28, 2012, was 1.16%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/13.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

Asset Class Breakdown* as of 11/30/12

* Weightings are expressed as a percentage of total investments and may change over time.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2020 Target Date Fund (TDH) (Unaudited) (Continued)

Top Ten Holdings2 as of 11/30/12

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Apple, Inc.	919	$537,873	1.8%
Exxon Mobil Corp.	4,578	403,505	1.4%
Wal-Mart Stores, Inc.	3,305	238,026	0.8%
International Business Machines Corp.	1,212	230,364	0.8%
Microsoft Corp.	8,581	228,427	0.8%
General Electric Co.	10,791	228,013	0.8%
Google, Inc., Class A	317	221,383	0.8%
Berkshire Hathaway, Inc., Class B	2,420	213,153	0.7%
Chevron Corp.	1,927	203,665	0.7%
AT&T, Inc.	5,967	203,654	0.7%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Treasury Bond/Note 0.75%, 9/15/13	$1,111,900	$1,116,981	3.8%
National Rural Utilities Cooperative Finance Corp. 1.00%, 2/02/15	784,000	791,608	2.7%
US Treasury Bond/Note 2.50%, 3/31/15	684,800	720,164	2.5%
US Treasury Bond/Note 2.625%, 12/31/14	652,400	684,460	2.4%
US Treasury Bond/Note 2.375%, 9/30/14	652,400	677,706	2.3%
US Treasury Bond/Note 2.375%, 2/28/15	641,800	671,834	2.3%
US Treasury Bond/Note 2.125%, 5/31/15	641,800	670,982	2.3%
US Treasury Bond/Note 0.375%, 3/15/15	659,800	661,347	2.3%
US Treasury Bond/Note 0.25%, 12/15/14	659,800	659,697	2.3%
US Treasury Bond/Note 1.25%, 9/30/15	642,700	659,621	2.3%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 11/30/12

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2030 Target Date Fund (TDN) (Unaudited)

The db-X 2030 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2030 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2012, the Fund’s net asset value increased 9.58%, compared to an increase of 10.36% for the Zacks 2030 Lifecycle Index and 8.11% for the Dow Jones Target 2030 Index.

Performance as of 11/30/12

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	14.30%	9.06%	15.33%	11.08%
Since Inception[1]	-0.06%	-1.57%	0.40%	1.61%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
Six Months	9.58%	8.39%	10.36%	8.11%
One Year	14.30%	9.06%	15.33%	11.08%
Since Inception[1]	-0.32%	-7.86%	2.07%	8.63%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2012, as disclosed in the most recent prospectus dated September 28, 2012, was 1.18%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/13.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

Asset Class Breakdown* as of 11/30/12

* Weightings are expressed as a percentage of total investments and may change over time.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2030 Target Date Fund (TDN) (Unaudited) (Continued)

Top Ten Holdings2 as of 11/30/12

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Apple, Inc.	1,486	$869,726	2.7%
Exxon Mobil Corp.	7,528	663,518	2.0%
Wal-Mart Stores, Inc.	5,396	388,620	1.2%
General Electric Co.	18,117	382,811	1.2%
Microsoft Corp.	13,964	371,723	1.1%
International Business Machines Corp.	1,940	368,735	1.1%
Google, Inc., Class A	521	363,851	1.1%
Berkshire Hathaway, Inc., Class B	4,014	353,554	1.1%
AT&T, Inc.	9,696	330,924	1.0%
Chevron Corp.	3,083	325,842	1.0%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
Procter & Gamble (The) Co., 5.55%, 3/05/37	$217,000	$296,930	0.9%
AT&T, Inc., 5.55%, 8/15/41	235,000	282,926	0.9%
Southern California Edison Co., 6.05%, 3/15/39	193,000	268,183	0.8%
General Electric Capital Corp., 2.10%, 1/07/14	260,000	264,497	0.8%
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	176,000	253,670	0.8%
Amgen, Inc., 5.65%, 6/15/42	185,000	225,299	0.7%
Cisco Systems, Inc., 5.90%, 2/15/39	160,000	211,731	0.6%
US Treasury Bond/Note 4.375%, 5/15/41	130,000	173,448	0.5%
Johnson & Johnson, 5.95%, 8/15/37	118,000	166,388	0.5%
Florida Power & Light Co., 5.95%, 2/01/38	121,000	163,980	0.5%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 11/30/12

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2040 Target Date Fund (TDV) (Unaudited)

The db-X 2040 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2040 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2012, the Fund’s net asset value increased 11.31%, compared to an increase of 11.41% for the Zacks 2040 Lifecycle Index and 9.64% for the Dow Jones Target 2040 Index.

Performance as of 11/30/12

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	15.02%	18.96%	13.94%	12.49%
Since Inception[1]	-0.96%	-0.89%	-1.00%	0.95%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
Six Months	11.31%	10.31%	11.41%	9.64%
One Year	15.02%	18.96%	13.94%	12.49%
Since Inception[1]	-4.87%	-4.50%	-5.05%	5.00%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2012, as disclosed in the most recent prospectus dated September 28, 2012, was 1.20%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/13.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

Asset Class Breakdown* as of 11/30/12

* Weightings are expressed as a percentage of total investments and may change over time.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2040 Target Date Fund (TDV) (Unaudited) (Continued)

Top Ten Holdings2 as of 11/30/12

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Apple, Inc.	1,466	$858,021	3.2%
Exxon Mobil Corp.	7,397	651,971	2.4%
Wal-Mart Stores, Inc.	5,478	394,525	1.5%
Google, Inc., Class A	549	383,405	1.4%
International Business Machines Corp.	1,982	376,720	1.4%
Microsoft Corp.	13,749	365,999	1.4%
General Electric Co.	17,320	365,972	1.4%
Berkshire Hathaway, Inc., Class B	4,042	356,018	1.3%
AT&T, Inc.	9,806	334,679	1.2%
Chevron Corp.	3,114	329,118	1.2%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Treasury Bond/Note 4.375%, 11/15/39	$112,200	$149,402	0.6%
US Treasury Bond/Note 3.125%, 2/15/42	119,100	127,827	0.5%
US Treasury Bond/Note 4.625%, 2/15/40	85,700	118,507	0.4%
US Treasury Bond/Note 4.375%, 5/15/41	81,400	108,605	0.4%
US Treasury Bond/Note 3.875%, 8/15/40	84,800	104,410	0.4%
US Treasury Bond/Note 4.375%, 5/15/40	75,800	101,027	0.4%
US Treasury Bond/Note 4.75%, 2/15/41	68,500	96,660	0.4%
US Treasury Bond/Note 4.50%, 2/15/36	40,200	54,038	0.2%
AT&T, Inc., 5.55%, 8/15/41	30,000	36,118	0.1%
Procter & Gamble (The) Co., 5.55%, 3/05/37	26,000	35,577	0.1%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown*

as of 11/30/12

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X In-Target Date Fund (TDX) (Unaudited)

The db-X In-Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks In-Target Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2012, the Fund’s net asset value 3.44%, compared to an increase of 3.69% for the Zacks In-Target Lifecycle Index and an increase of 3.41% for the Dow Jones Target Today Index.

Performance as of 11/30/12

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	4.32%	-1.23%	4.83%	6.54%
Since Inception[1]	2.57%	0.96%	2.76%	5.36%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
Six Months	3.44%	3.43%	3.69%	3.41%
One Year	4.32%	-1.23%	4.83%	6.54%
Since Inception[1]	14.01%	5.05%	15.11%	30.99%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2012, as disclosed in the most recent prospectus dated September 28, 2012, was 1.36%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/13.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

Asset Class Breakdown* as of 11/30/12

* Weightings are expressed as a percentage of total investments and may change over time.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X In-Target Date Fund (TDX) (Unaudited) (Continued)

Top Ten Holdings2 as of 11/30/12

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Apple, Inc.	193	$112,959	1.1%
Exxon Mobil Corp.	1,055	92,989	0.9%
Microsoft Corp.	1,970	52,441	0.5%
General Electric Co.	2,465	52,086	0.5%
Wal-Mart Stores, Inc.	684	49,262	0.5%
International Business Machines Corp.	250	47,517	0.4%
Berkshire Hathaway, Inc., Class B	539	47,474	0.4%
AT&T, Inc.	1,365	46,588	0.4%
Chevron Corp.	431	45,552	0.4%
Johnson & Johnson	625	43,582	0.4%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Treasury Bond/Note 2.50%, 3/31/13	$713,700	$719,304	6.7%
US Treasury Bond/Note 4.75%, 5/15/14	602,900	642,323	6.0%
US Treasury Bond/Note 2.625%, 7/31/14	372,000	386,706	3.6%
US Treasury Bond/Note 1.25%, 2/15/14	363,700	368,204	3.4%
US Treasury Bond/Note 0.25%, 12/15/14	360,000	359,944	3.4%
US Treasury Bond/Note 2.125%,11/30/14	345,000	357,776	3.3%
US Treasury Bond/Note 1.75%, 4/15/13	355,000	357,163	3.3%
US Treasury Bond/Note 0.50%, 10/15/14	355,000	356,637	3.3%
US Treasury Bond/Note 1.375%, 2/15/13	355,000	355,957	3.3%
US Treasury Bond/Note 0.75%, 615/14	352,000	354,791	3.3%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 11/30/12

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

FEES AND EXPENSES (Unaudited)

As a shareholder of one or more of the funds of db-X Exchange-Traded Funds Inc. (each, a “Fund” and collectively, the “Funds” or “db-X Target Date Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six month period ended November 30, 2012.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) June 1, 2012 to November 30, 2012
db-X 2010 Target Date Fund
Actual	$1,000.00	$1,017.40	0.65%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
db-X 2020 Target Date Fund
Actual	$1,000.00	$1,063.60	0.65%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
db-X 2030 Target Date Fund
Actual	$1,000.00	$1,095.80	0.65%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
db-X 2040 Target Date Fund
Actual	$1,000.00	$1,113.10	0.65%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
db-X In-Target Date Fund
Actual	$1,000.00	$1,034.40	0.65%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29

(1) DBX Strategic Advisors LLC (the “Advisor”), has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses for shares of each Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2013. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by the Advisor.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 1, 2012 to November 30, 2012. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 365.

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund

November 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 17.7%
Basic Materials — 1.0%
Air Liquide S.A. (France)	29	$3,542
Anglo American PLC (United Kingdom)	139	3,859
BASF SE (Germany)	80	7,169
BHP Billiton Ltd. (Australia)	274	9,831
BHP Billiton PLC (United Kingdom)	167	5,251
Coeur d’Alene Mines Corp.*	50	1,163
Dow Chemical (The) Co.	116	3,502
E.I. du Pont de Nemours & Co.	137	5,910
Freeport-McMoRan Copper & Gold, Inc.	100	3,901
International Paper Co.	200	7,428
Linde AG (Germany)	17	2,940
Monsanto Co.	100	9,159
Rio Tinto Ltd. (Australia)	46	2,819
Rio Tinto PLC (United Kingdom)	123	6,099
Sherwin-Williams (The) Co.	100	15,251
Syngenta AG (Switzerland)	8	3,208
Xstrata PLC (United Kingdom)	191	3,165

		94,197

Communications — 1.6%
Amazon.com, Inc.*	33	8,318
Anixter International, Inc.	105	6,413
AT&T, Inc.	598	20,410
Bankrate, Inc.*	100	1,203
Brightcove, Inc.*	100	972
BT Group PLC, Class A (United Kingdom)	709	2,653
Centurylink, Inc.	100	3,884
Cisco Systems, Inc.	600	11,346
Comcast Corp., Class A	240	8,923
Consolidated Communications Holdings, Inc.	100	1,504
Corning, Inc.	156	1,908
Deutsche Telekom AG (Germany)	290	3,195
France Telecom S.A. (France)	197	2,085
Google, Inc., Class A*	19	13,269
Leap Wireless International, Inc.*	300	1,950
News Corp., Class A	165	4,066
Softbank Corp. (Japan)	100	3,747
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	574	5,345
Telefonica S.A. (Spain)	387	5,079
Thomson Reuters Corp. (Canada)	100	2,754
Time Warner, Inc.	123	5,818
Verizon Communications, Inc.	329	14,515
Vodafone Group PLC (United Kingdom)	3,915	10,111
Vonage Holdings Corp.*	1,000	2,430
Walt Disney (The) Co.	185	9,187

		151,085

Consumer, Cyclical — 1.9%
Arctic Cat, Inc.*	100	3,763
Ascena Retail Group, Inc.*	67	1,347
Bayerische Motoren Werke AG (Germany)	35	3,104
Cash America International, Inc.	100	3,724
Cie Financiere Richemont S.A. (Switzerland)	54	4,165
Cinemark Holdings, Inc.	34	925
Compass Group PLC (United Kingdom)	241	2,785

	Number of Shares	Value

Consumer, Cyclical (Continued)
CVS Caremark Corp.	227	$10,558
Daimler AG (Germany)	84	4,149
Dana Holding Corp.	100	1,418
Dr Horton, Inc.	100	1,946
DTS, Inc.*	100	1,528
Ford Motor Co.	499	5,714
GNC Holdings, Inc., Class A	100	3,513
Hennes & Mauritz AB, Class B (Sweden)	31	1,005
Honda Motor Co. Ltd. (Japan)	131	4,340
Inditex S.A. (Spain)	26	3,564
JetBlue Airways Corp.*	200	1,028
Kohl’s Corp.	134	5,982
Krispy Kreme Doughnuts, Inc.*	300	2,730
Las Vegas Sands Corp.	67	3,126
Lennar Corp., Class A	100	3,804
Life Time Fitness, Inc.*	100	4,705
Lions Gate Entertainment Corp. (Canada)*	100	1,638
Lowe’s Cos., Inc.	100	3,609
LVMH Moet Hennessy Louis Vuitton S.A. (France)	19	3,334
Maidenform Brands, Inc.*	100	1,837
MDC Holdings, Inc.	100	3,524
Men’s Wearhouse (The), Inc.	100	3,244
Mitsui & Co. Ltd. (Japan)	200	2,762
Nissan Motor Co. Ltd. (Japan)	300	2,907
Penske Automotive Group, Inc.	167	4,865
Red Robin Gourmet Burgers, Inc.*	100	3,275
Ross Stores, Inc.	100	5,692
Ruby Tuesday, Inc.*	300	2,343
Ryman Hospitality Properties REIT	100	3,322
Saks, Inc.*	167	1,754
Southwest Airlines Co.	400	3,812
Systemax, Inc.*	100	1,030
Target Corp.	67	4,230
Toyota Motor Corp. (Japan)	233	9,986
VF Corp.	100	16,050
Wabash National Corp.*	300	2,427
Wal-Mart Stores, Inc.	301	21,677
World Fuel Services Corp.	10	390

		182,631

Consumer, Non-cyclical — 3.7%
Abbott Laboratories	150	9,750
Acacia Research — Acacia Technologies*	100	2,223
Accuray, Inc.*	300	1,884
Aetna, Inc.	200	8,639
Align Technology, Inc.*	100	2,739
Anheuser-Busch InBev NV (Belgium)	67	5,872
Ariad Pharmaceuticals, Inc.*	100	2,236
AstraZeneca PLC (United Kingdom)	81	3,851
Avanir Pharmaceuticals, Inc., Class A*	600	1,584
Bayer AG (Germany)	65	5,880
Becton Dickinson and Co.	100	7,667
BioScrip, Inc.*	300	3,090
Bristol-Myers Squibb Co.	134	4,372
British American Tobacco PLC (United Kingdom)	179	9,393

See Notes to Financial Statements.	13

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Capella Education Co.*	100	$2,767
Centene Corp.*	100	4,391
Chemocentryx, Inc.*	100	1,185
Coca-Cola (The) Co.	562	21,312
CONMED Corp.	67	1,851
Convergys Corp.	100	1,561
CSL Ltd. (Australia)	61	3,290
DANONE S.A. (France)	45	2,855
Diageo PLC (United Kingdom)	238	7,083
Fresh Del Monte Produce, Inc.	100	2,595
FTI Consulting, Inc.*	100	3,091
Geo Group (The), Inc.	67	1,889
GlaxoSmithKline PLC (United Kingdom)	412	8,812
Hanger, Inc.*	100	2,611
Harris Teeter Supermarkets, Inc.	25	950
Imperial Tobacco Group PLC (United Kingdom)	70	2,801
Incyte Corp. Ltd.*	67	1,179
JM Smucker (The) Co.	67	5,927
Johnson & Johnson	324	22,592
Live Nation Entertainment, Inc.*	83	729
Magellan Health Services, Inc.*	7	363
Medtronic, Inc.	100	4,211
Merck & Co., Inc.	284	12,581
Molina Healthcare, Inc.*	67	1,865
Mondelez International, Inc., Class A	252	6,524
Nestle S.A. (Switzerland)	264	17,283
Novartis AG (Switzerland)	183	11,329
Novo Nordisk A/S, Class B (Denmark)	32	5,082
Pfizer, Inc.	823	20,591
Pilgrim’s Pride Corp.*	400	2,856
Procter & Gamble (The) Co.	328	22,904
Quad/Graphics, Inc.	100	1,620
Reckitt Benckiser Group PLC (United Kingdom)	51	3,208
Rent-A-Center, Inc.	100	3,476
Roche Holding AG (Switzerland)	59	11,617
Rollins, Inc.	21	478
Sabmiller PLC (United Kingdom)	67	3,036
Salix Pharmaceuticals Ltd.*	50	2,143
Sanofi (France)	62	5,537
Santarus, Inc.*	300	2,991
Seaboard Corp.*	1	2,360
Seattle Genetics, Inc.*	67	1,696
Select Medical Holdings Corp.*	67	740
Sequenom, Inc.*	500	2,435
Spectrum Brands Holdings, Inc.	100	4,783
Takeda Pharmaceutical Co. Ltd. (Japan)	100	4,571
Tesco PLC (United Kingdom)	779	4,059
Teva Pharmaceutical Industries Ltd. (Israel)	93	3,782
TNS, Inc.*	100	1,460
Unilever NV (Netherlands)	159	6,033
Unilever PLC (United Kingdom)	125	4,814
UnitedHealth Group, Inc.	114	6,200
Viropharma, Inc.*	67	1,661
Woolworths Ltd. (Australia)	100	3,055

		355,995

	Number of Shares	Value

Energy — 2.0%
BG Group PLC (United Kingdom)	277	$4,750
BP PLC (United Kingdom)	1,477	10,216
Cameron International Corp.*	167	9,010
Cheniere Energy, Inc.*	100	1,680
Chevron Corp.	250	26,423
ConocoPhillips	126	7,174
Continental Resources, Inc.*	100	6,870
CVR Energy, Inc.*	100	4,574
Dril-Quip, Inc.*	9	633
Energy XXI Bermuda Ltd. (Bermuda)	100	3,168
ENI S.p.A (Italy)	153	3,618
Exxon Mobil Corp.	497	43,806
Hess Corp.	200	9,922
Kodiak Oil & Gas Corp.*	200	1,716
McMoRan Exploration Co.*	67	572
Oasis Petroleum, Inc.*	100	3,022
Royal Dutch Shell PLC, Class A (United Kingdom)	298	9,979
Royal Dutch Shell PLC, Class B (United Kingdom)	208	7,182
Schlumberger Ltd. (Netherland Antilles)	105	7,520
Southwestern Energy Co.*	196	6,803
Statoil ASA (Norway)	106	2,592
Targa Resources Corp.	100	5,009
Tesco Corp.*	200	2,160
Total S.A. (France)	184	9,207
Vantage Drilling Co.*	1,267	2,281
Williams (The) Cos., Inc.	100	3,284
Woodside Petroleum Ltd. (Australia)	80	2,821

		195,992

Financial — 3.5%
AIA Group Ltd. (Hong Kong)	800	3,112
Allianz SE (Germany)	21	2,730
Alterra Capital Holdings Ltd. (Bermuda)	67	1,568
American Campus Communities, Inc. REIT	7	307
American Express Co.	100	5,590
American International Group, Inc.*	234	7,752
AON PLC (United Kingdom)	200	11,360
Australia & New Zealand Banking Group Ltd. (Australia)	186	4,727
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	321	2,724
Banco Santander S.A. (Spain)	1,346	10,353
Bank of America Corp.	1,160	11,438
Barclays PLC (United Kingdom)	757	2,984
Berkshire Hathaway, Inc., Class B*	212	18,674
BioMed Realty Trust, Inc. REIT	133	2,563
BNP Paribas (France)	152	8,490
Boston Properties, Inc. REIT	80	8,210
CBL & Associates Properties, Inc. REIT	100	2,251
Citigroup, Inc.	328	11,339
Citizens, Inc.*	200	2,012
Commonwealth Bank of Australia (Australia)	129	8,033
Deutsche Bank AG (Germany) (a)	56	2,472
Equity One, Inc. REIT	73	1,509
Extra Space Storage, Inc. REIT	100	3,515
Franklin Resources, Inc.	21	2,772

See Notes to Financial Statements.	14

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Financial (Continued)
Goldman Sachs Group (The), Inc.	39	$4,594
Hancock Holding Co.	100	3,142
Hatteras Financial Corp. REIT	67	1,786
Highwoods Properties, Inc. REIT	54	1,741
HSBC Holdings PLC (United Kingdom)	1,524	15,575
ING Groep NV (Netherlands)*	381	3,424
Invesco Mortgage Capital, Inc. REIT	67	1,418
JPMorgan Chase & Co.	415	17,048
Kilroy Realty Corp. REIT	50	2,255
LaSalle Hotel Properties REIT	150	3,617
Marsh & McLennan Cos., Inc.	100	3,522
Meadowbrook Insurance Group, Inc.	234	1,301
MFA Financial, Inc. REIT	226	1,901
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,000	4,571
Mizuho Financial Group, Inc. (Japan)	1,113	1,781
Monmouth Real Estate Investment Corp., Class A REIT	200	2,100
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	18	3,073
National Australia Bank Ltd. (Australia)	175	4,436
National Retail Properties, Inc. REIT	65	1,997
Ocwen Financial Corp.*	100	3,586
OMEGA Healthcare Investors, Inc. REIT	65	1,490
Primerica, Inc.	67	1,918
ProLogis, Inc. REIT	200	6,788
Prudential PLC (United Kingdom)	237	3,437
PS Business Parks, Inc. REIT	100	6,449
Republic Bancorp, Inc., Class A	100	2,047
Shopping Centres Australasia Property Group REIT (Australia)*	20	30
Simon Property Group, Inc. REIT	42	6,389
Sovran Self Storage, Inc. REIT	100	6,179
Standard Chartered PLC (United Kingdom)	300	6,996
Starwood Property Trust, Inc. REIT	100	2,286
Sumitomo Mitsui Financial Group, Inc. (Japan)	81	2,607
T. Rowe Price Group, Inc.	183	11,835
Tanger Factory Outlet Centers, Inc. REIT	67	2,203
Taylor Capital Group, Inc.*	100	1,760
Texas Capital Bancshares, Inc.*	100	4,504
Two Harbors Investment Corp. REIT	200	2,264
U.S. Bancorp	200	6,452
UBS AG (Switzerland)	337	5,275
Visa, Inc., Class A	93	13,923
Washington Real Estate Investment Trust REIT	33	855
Wells Fargo & Co.	572	18,882
Westpac Banking Corp. (Australia)	261	6,943
Zurich Financial Services AG (Switzerland)	3	766

		341,631

Industrial — 1.8%
ABB Ltd. (Switzerland)	219	4,269
Altra Holdings, Inc.	100	1,881
Apogee Enterprises, Inc.	100	2,292
Boeing (The) Co.	100	7,428
Builders FirstSource, Inc.*	400	2,080
Caterpillar, Inc.	66	5,626
Chart Industries, Inc.*	100	6,048

	Number of Shares	Value

Industrial (Continued)
Colfax Corp.*	100	$3,899
Darling International, Inc.*	100	1,687
Eaton Corp.*	136	7,093
EMCOR Group, Inc.	100	3,285
Emerson Electric Co.	87	4,370
Fabrinet (Cayman Islands)*	200	2,484
FedEx Corp.	50	4,477
FEI Co.	100	5,503
General Dynamics Corp.	25	1,663
General Electric Co.	1,210	25,568
Graphic Packaging Holding Co.*	300	1,947
Hexcel Corp.*	100	2,585
Ingersoll-Rand PLC (Ireland)	134	6,537
Koninklijke Philips Electronics NV (Netherlands)	106	2,738
Mueller Industries, Inc.	100	4,776
Robbins & Myers, Inc.	100	5,940
Rolls-Royce Holdings PLC (United Kingdom)	186	2,655
Schneider Electric S.A. (France)	44	3,093
Siemens AG (Germany)	67	6,910
Smith & Wesson Holding Corp.*	200	2,120
Stanley Black & Decker, Inc.	67	4,818
Tetra Tech, Inc.*	100	2,577
Tredegar Corp.	100	1,885
Union Pacific Corp.	100	12,278
United Parcel Service, Inc., Class B	77	5,629
United Technologies Corp.	100	8,010
Vinci S.A. (France)	41	1,809
Woodward, Inc.	100	3,657

		169,617

Technology — 1.9%
Accelrys, Inc.*	200	1,762
Activision Blizzard, Inc.	501	5,731
Apple, Inc.	74	43,311
Applied Materials, Inc.	700	7,512
ASML Holding NV (Netherlands)	36	2,249
Aspen Technology, Inc.*	100	2,599
CACI International, Inc., Class A*	100	5,115
Canon, Inc. (Japan)	100	3,496
Citrix Systems, Inc.*	100	6,116
Concur Technologies, Inc.*	21	1,380
Cray, Inc.*	200	2,844
Dell, Inc.	200	1,928
EMC Corp.*	200	4,964
EPIQ Systems, Inc.	167	2,002
Fidelity National Information Services, Inc.	100	3,610
Hewlett-Packard Co.	200	2,598
International Business Machines Corp.	100	19,007
Jack Henry & Associates, Inc.	169	6,569
JDA Software Group, Inc.*	100	4,466
Mentor Graphics Corp.*	100	1,493
Microsemi Corp.*	67	1,282
Microsoft Corp.	879	23,399
Netsuite, Inc.*	100	5,962
Parametric Technology Corp.*	73	1,478
Progress Software Corp.*	100	2,011

See Notes to Financial Statements.	15

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Technology (Continued)
QLIK Technologies, Inc.*	167	$3,236
SAP AG (Germany)	77	6,013
Solarwinds, Inc.*	100	5,603
SYNNEX Corp.*	100	3,302

		181,038

Utilities — 0.3%
Centrica PLC (United Kingdom)	497	2,596
Dominion Resources, Inc.	100	5,110
E.ON SE (Germany)	84	1,513
Edison International	200	9,096
GDF Suez (France)	121	2,722
National Grid PLC (United Kingdom)	270	3,051
Piedmont Natural Gas Co., Inc.	24	741
SJW Corp.	100	2,446
Wisconsin Energy Corp.	100	3,753

		31,028

TOTAL COMMON STOCKS (Cost $1,621,395)		1,703,214

PREFERRED STOCKS — 0.0% (b)
Consumer, Cyclical — 0.0% (b)
Volkswagen AG (Germany)	15	3,247

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)	14,136	23

TOTAL PREFERRED STOCKS (Cost $2,535)		3,270

	Principal Amount	Value

CORPORATE BONDS — 12.6%
Communications — 2.1%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	$170,000	179,034
Google, Inc. 1.25%, 5/19/14	7,000	7,089
Telefonica Emisiones S.A.U. (Spain) 4.949%, 1/15/15	10,000	10,377

		196,500

Consumer, Non-cyclical — 3.0%
Clorox (The) Co. 5.00%, 1/15/15	55,000	59,503
PepsiCo, Inc. 0.75%, 3/05/15	80,000	80,438
Wyeth 5.50%, 2/01/14	37,000	39,189
Yale University, MTN 2.90%, 10/15/14	105,000	109,792

		288,922

Energy — 1.8%
BP Capital Markets PLC (United Kingdom) 3.625%, 5/08/14	168,000	175,260

Financial — 5.1%
American Tower Corp. 4.625%, 4/01/15	50,000	53,591
Bank of New York Mellon (The) Corp. 4.30%, 5/15/14	57,000	60,075

	Principal Amount	Value

Financial (Continued)
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	$13,000	$13,873
Citigroup, Inc. 6.375%, 8/12/14	20,000	21,678
National Rural Utilities Cooperative Finance Corp. 1.00%, 2/02/15	280,000	282,717
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	22,000	23,595
Wachovia Corp. 5.25%, 8/01/14	33,000	35,368

		490,897

Technology — 0.3%
Microsoft Corp. 0.875%, 9/27/13	30,000	30,151

Utilities — 0.3%
Exelon Generation Co. LLC 5.35%, 1/15/14	30,000	31,444

TOTAL CORPORATE BONDS (Cost $1,205,549)		1,213,174

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 69.4%
United States Treasury Bonds/ Notes — 69.4%
1.375%, 2/15/13	391,700	392,756
2.50%, 3/31/13	775,000	781,085
1.75%, 4/15/13	390,000	392,377
3.50%, 5/31/13	429,500	436,614
1.00%, 7/15/13	395,000	397,099
0.25%, 3/31/14	220,000	220,095
1.75%, 3/31/14	500,000	510,077
4.75%, 5/15/14	434,800	463,232
0.75%, 6/15/14	392,000	395,109
2.375%, 9/30/14	435,000	451,873
0.50%, 10/15/14	395,000	396,821
0.375%, 11/15/14	132,000	132,315
4.25%, 11/15/14	409,000	440,745
2.125%, 11/30/14	378,000	391,998
0.25%, 12/15/14	395,000	394,938
4.00%, 2/15/15	355,000	383,983
2.50%, 3/31/15	83,000	87,286

		6,668,403

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $6,650,373)		6,668,403

TOTAL INVESTMENTS — 99.7%
(Cost $9,479,852)		$9,588,061
Other assets less liabilities — 0.3%		29,309

NET ASSETS — 100.0%		$9,617,370

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-Income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	16

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund

November 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 54.1%
Basic Materials — 2.7%
Air Liquide S.A. (France)	207	$25,283
Anglo American PLC (United Kingdom)	1,078	29,932
BASF SE (Germany)	684	61,294
BHP Billiton Ltd. (Australia)	2,481	89,011
BHP Billiton PLC (United Kingdom)	1,567	49,273
Coeur d’Alene Mines Corp.*	565	13,142
Dow Chemical (The) Co.	1,361	41,089
E.I. du Pont de Nemours & Co.	1,003	43,269
Freeport-McMoRan Copper & Gold, Inc.	960	37,450
HB Fuller Co.	300	9,855
International Paper Co.	1,971	73,203
Linde AG (Germany)	111	19,194
Monsanto Co.	514	47,077
NewMarket Corp.	86	22,820
Rio Tinto Ltd. (Australia)	269	16,487
Rio Tinto PLC (United Kingdom)	1,022	50,668
Sensient Technologies Corp.	343	12,417
Sherwin-Williams (The) Co.	514	78,394
Syngenta AG (Switzerland)	72	28,873
Xstrata PLC (United Kingdom)	1,554	25,752

		774,483

Communications — 5.1%
Amazon.com, Inc.*	450	113,423
Anixter International, Inc.	159	9,712
Arris Group, Inc.*	771	10,771
AT&T, Inc.	5,967	203,654
Bankrate, Inc.*	857	10,310
Brightcove, Inc.*	943	9,166
BT Group PLC, Class A (United Kingdom)	5,694	21,308
Centurylink, Inc.	600	23,304
Cisco Systems, Inc.	5,829	110,227
Comcast Corp., Class A	2,694	100,162
Consolidated Communications Holdings, Inc.	857	12,889
Corning, Inc.	1,717	20,998
Deutsche Telekom AG (Germany)	1,945	21,426
France Telecom S.A. (France)	1,547	16,376
Google, Inc., Class A*	317	221,383
Leap Wireless International, Inc.*	2,314	15,041
Netgear, Inc.*	257	8,959
News Corp., Class A	1,529	37,675
Softbank Corp. (Japan)	525	19,671
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,212	29,907
Telefonica S.A. (Spain)	3,262	42,807
Thomson Reuters Corp. (Canada)	1,020	28,091
Time Warner, Inc.	1,112	52,598
Verizon Communications, Inc.	2,797	123,404
Viasat, Inc.*	300	11,469
Vodafone Group PLC (United Kingdom)	38,333	99,001
Vonage Holdings Corp.*	7,713	18,743
Walt Disney (The) Co.	1,737	86,259

		1,478,734

	Number of Shares	Value

Consumer, Cyclical — 5.5%
Arctic Cat, Inc.*	343	$12,907
Ascena Retail Group, Inc.*	1,062	21,346
Bayerische Motoren Werke AG (Germany)	278	24,655
Carter’s, Inc.*	343	18,193
Cash America International, Inc.	240	8,938
Cie Financiere Richemont S.A. (Switzerland)	381	29,385
Cinemark Holdings, Inc.	705	19,176
Coinstar, Inc.*	257	12,089
Columbia Sportswear Co.	244	14,128
Compass Group PLC (United Kingdom)	1,374	15,877
CVS Caremark Corp.	1,329	61,812
Daimler AG (Germany)	653	32,256
Dana Holding Corp.	835	11,840
Dr Horton, Inc.	1,371	26,680
DTS, Inc.*	771	11,781
Ford Motor Co.	4,280	49,006
GNC Holdings, Inc., Class A	600	21,078
Hennes & Mauritz AB, Class B (Sweden)	722	23,410
Honda Motor Co. Ltd. (Japan)	1,316	43,595
Inditex S.A. (Spain)	170	23,304
Kohl’s Corp.	1,007	44,963
Krispy Kreme Doughnuts, Inc.*	2,057	18,719
Las Vegas Sands Corp.	1,018	47,489
Lennar Corp., Class A	771	29,328
Life Time Fitness, Inc.*	257	12,094
Lions Gate Entertainment Corp. (Canada)*	943	15,446
Lowe’s Cos., Inc.	1,285	46,376
LVMH Moet Hennessy Louis Vuitton S.A. (France)	194	34,037
Maidenform Brands, Inc.*	685	12,583
MDC Holdings, Inc.	257	9,057
Men’s Wearhouse (The), Inc.	314	10,186
Mitsubishi Corp. (Japan)	877	16,600
Mitsui & Co. Ltd. (Japan)	1,049	14,488
Nike, Inc., Class B	535	52,152
Nissan Motor Co. Ltd. (Japan)	1,885	18,263
Nu Skin Enterprises, Inc., Class A	405	18,387
Penske Automotive Group, Inc.	577	16,808
Red Robin Gourmet Burgers, Inc.*	375	12,281
Ross Stores, Inc.	1,114	63,409
Ruby Tuesday, Inc.*	1,971	15,394
Ryman Hospitality Properties REIT	300	9,966
Saks, Inc.*	1,117	11,729
SIX Flags Entertainment Corp.	343	21,088
Southwest Airlines Co.	3,599	34,298
Systemax, Inc.*	1,114	11,474
Target Corp.	750	47,347
Tenneco, Inc.*	428	13,726
Toyota Motor Corp. (Japan)	2,071	88,772
VF Corp.	514	82,502
Wabash National Corp.*	2,228	18,025
Wal-Mart Stores, Inc.	3,305	238,026
Warnaco Group (The), Inc.*	267	19,195
Watsco, Inc.	212	15,198
World Fuel Services Corp.	355	13,827

		1,614,689

See Notes to Financial Statements.	17

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical — 11.1%
Abbott Laboratories	1,523	$98,995
Acacia Research — Acacia Technologies*	224	4,980
Accuray, Inc.*	2,142	13,452
Aetna, Inc.	1,799	77,699
Align Technology, Inc.*	514	14,078
Amsurg Corp.*	224	6,276
Anheuser-Busch InBev NV (Belgium)	518	45,401
Ariad Pharmaceuticals, Inc.*	1,114	24,908
AstraZeneca PLC (United Kingdom)	1,058	50,300
Avanir Pharmaceuticals, Inc., Class A*	4,285	11,312
Bayer AG (Germany)	537	48,575
Becton Dickinson and Co.	943	72,300
BioScrip, Inc.*	1,885	19,416
Bristol-Myers Squibb Co.	1,799	58,701
British American Tobacco PLC (United Kingdom)	1,403	73,616
Capella Education Co.*	514	14,223
Centene Corp.*	254	11,153
Cepheid, Inc.*	428	13,876
Chemocentryx, Inc.*	943	11,175
Coca-Cola (The) Co.	4,530	171,778
CONMED Corp.	224	6,189
Convergys Corp.	771	12,035
Costar Group, Inc.*	171	14,853
CSL Ltd. (Australia)	413	22,276
DANONE S.A. (France)	398	25,248
Diageo PLC (United Kingdom)	1,834	54,582
Fresh Del Monte Produce, Inc.	200	5,190
Fresh Market (The), Inc.*	343	17,778
FTI Consulting, Inc.*	343	10,602
Geo Group (The), Inc.	450	12,690
GlaxoSmithKline PLC (United Kingdom)	3,968	84,865
Hain Celestial Group (The), Inc.*	257	15,489
Hanger, Inc.*	343	8,956
Harris Teeter Supermarkets, Inc.	381	14,474
Imperial Tobacco Group PLC (United Kingdom)	710	28,413
Incyte Corp. Ltd.*	750	13,200
JM Smucker (The) Co.	600	53,076
Johnson & Johnson	2,637	183,878
Live Nation Entertainment, Inc.*	1,124	9,869
Magellan Health Services, Inc.*	230	11,932
MasterCard, Inc., Class A	132	64,506
Medivation, Inc.*	343	17,887
Medtronic, Inc.	1,028	43,289
Merck & Co., Inc.	2,702	119,699
Molina Healthcare, Inc.*	300	8,352
Mondelez International, Inc., Class A	2,687	69,566
Nestle S.A. (Switzerland)	2,457	160,856
Novartis AG (Switzerland)	1,757	108,769
Novo Nordisk A/S, Class B (Denmark)	278	44,154
Onyx Pharmaceuticals, Inc.*	278	20,981
Pfizer, Inc.	7,326	183,297
Pharmacyclics, Inc.*	343	18,196
Pilgrim’s Pride Corp.*	2,742	19,578
Procter & Gamble (The) Co.	2,644	184,630
Quad/Graphics, Inc.	857	13,883

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Questcor Pharmaceuticals, Inc.	428	$11,107
Reckitt Benckiser Group PLC (United Kingdom)	511	32,144
Rent-A-Center, Inc.	428	14,877
Roche Holding AG (Switzerland)	536	105,534
Rollins, Inc.	944	21,496
Sabmiller PLC (United Kingdom)	675	30,588
Salix Pharmaceuticals Ltd.*	330	14,141
Sanofi (France)	601	53,669
Santarus, Inc.*	1,971	19,651
Seaboard Corp.*	8	18,883
Seattle Genetics, Inc.*	825	20,881
Select Medical Holdings Corp.*	1,019	11,250
Sequenom, Inc.*	3,599	17,527
Spectrum Brands Holdings, Inc.*	343	16,406
Takeda Pharmaceutical Co. Ltd. (Japan)	462	21,120
Tesco PLC (United Kingdom)	5,993	31,225
Teva Pharmaceutical Industries Ltd. (Israel)	747	30,381
TNS, Inc.*	771	11,257
TreeHouse Foods, Inc.*	300	15,732
Unilever NV (Netherlands)	1,136	43,106
Unilever PLC (United Kingdom)	974	37,510
United Natural Foods, Inc.*	343	17,757
UnitedHealth Group, Inc.	1,237	67,280
Viropharma, Inc.*	441	10,932
Woolworths Ltd. (Australia)	906	27,675

		3,227,581

Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	1,500	15,426

Energy — 5.7%
BG Group PLC (United Kingdom)	2,483	42,579
BP PLC (United Kingdom)	13,220	91,443
Cameron International Corp.*	1,200	64,740
Cheniere Energy, Inc.*	1,200	20,160
Chevron Corp.	1,927	203,665
ConocoPhillips	1,273	72,485
Continental Resources, Inc.*	857	58,876
CVR Energy, Inc.*	514	23,510
Dril-Quip, Inc.*	257	18,085
Energy XXI Bermuda Ltd. (Bermuda)	428	13,559
ENI S.p.A (Italy)	1,805	42,679
Exxon Mobil Corp.	4,578	403,505
Helix Energy Solutions Group, Inc.*	685	11,994
Hess Corp.	1,628	80,765
Kodiak Oil & Gas Corp.*	1,542	13,230
McMoRan Exploration Co.*	900	7,677
Oasis Petroleum, Inc.*	514	15,533
Royal Dutch Shell PLC, Class A (United Kingdom)	2,689	90,047
Royal Dutch Shell PLC, Class B (United Kingdom)	1,960	67,677
Schlumberger Ltd. (Netherland Antilles)	1,361	97,476
Southwestern Energy Co.*	1,555	53,974
Statoil ASA (Norway)	775	18,953
Targa Resources Corp.	257	12,873
Tesco Corp.*	1,200	12,960

See Notes to Financial Statements.	18

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Energy (Continued)
Total S.A. (France)	1,596	$79,865
Vantage Drilling Co.*	8,548	15,386
Williams (The) Cos., Inc.	600	19,704
Woodside Petroleum Ltd. (Australia)	595	20,981

		1,674,381

Financial — 11.0%
AIA Group Ltd. (Hong Kong)	7,027	27,337
Alexander’s, Inc. REIT	24	10,632
Allianz SE (Germany)	326	42,378
Alterra Capital Holdings Ltd. (Bermuda)	675	15,795
American Campus Communities, Inc. REIT	456	19,973
American Express Co.	1,057	59,086
American International Group, Inc.*	1,832	60,694
American Tower Corp., Class A REIT	343	25,701
AON PLC (United Kingdom)	1,542	87,586
Australia & New Zealand Banking Group Ltd. (Australia)	1,923	48,870
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	4,241	35,985
Banco Santander S.A. (Spain)	12,170	93,609
Bank of America Corp.	11,901	117,344
Barclays PLC (United Kingdom)	11,295	44,531
Berkshire Hathaway, Inc., Class B*	2,420	213,153
BioMed Realty Trust, Inc. REIT	817	15,744
BNP Paribas (France)	809	45,186
Boston Properties, Inc. REIT	713	73,175
CBL & Associates Properties, Inc. REIT	920	20,709
Citigroup, Inc.	2,953	102,085
Citizens, Inc.*	1,371	13,792
Commonwealth Bank of Australia (Australia)	1,143	71,176
Credit Acceptance Corp.*	150	13,839
Deutsche Bank AG (Germany) (a)	818	36,108
Equity Lifestyle Properties, Inc. REIT	270	17,723
Equity One, Inc. REIT	861	17,797
Equity Residential REIT	360	19,984
Extra Space Storage, Inc. REIT	600	21,090
Franklin Resources, Inc.	261	34,457
Goldman Sachs Group (The), Inc.	493	58,070
Hancock Holding Co.	514	16,150
Hatteras Financial Corp. REIT	707	18,849
Highwoods Properties, Inc. REIT	481	15,507
Home Properties, Inc. REIT	310	18,256
HSBC Holdings PLC (United Kingdom)	14,106	144,165
ING Groep NV (Netherlands)*	2,790	25,074
Invesco Mortgage Capital, Inc. REIT	707	14,967
JPMorgan Chase & Co.	3,939	161,814
Kilroy Realty Corp. REIT	426	19,213
LaSalle Hotel Properties REIT	600	14,466
Marsh & McLennan Cos., Inc.	514	18,103
Meadowbrook Insurance Group, Inc.	1,500	8,340
MFA Financial, Inc. REIT	2,355	19,806
Mid-America Apartment Communities, Inc. REIT	219	13,648
Mitsubishi UFJ Financial Group, Inc. (Japan)	8,826	40,347
Mizuho Financial Group, Inc. (Japan)	17,226	27,572
Monmouth Real Estate Investment Corp., Class A REIT	1,200	12,600

	Number of Shares	Value

Financial (Continued)
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	122	$20,826
National Australia Bank Ltd. (Australia)	1,656	41,981
National Retail Properties, Inc. REIT	662	20,337
Ocwen Financial Corp.*	857	30,732
OMEGA Healthcare Investors, Inc. REIT	732	16,777
Post Properties, Inc. REIT	300	14,739
Primerica, Inc.	450	12,884
ProAssurance Corp.	188	17,048
ProLogis, Inc. REIT	2,142	72,699
Prudential PLC (United Kingdom)	1,933	28,036
PS Business Parks, Inc. REIT	171	11,028
Public Storage REIT	180	25,315
Republic Bancorp, Inc., Class A	600	12,282
Shopping Centres Australasia Property Group REIT (Australia)*	181	274
Signature Bank*	210	14,734
Simon Property Group, Inc. REIT	326	49,594
Sovran Self Storage, Inc. REIT	100	6,179
Standard Chartered PLC (United Kingdom)	1,734	40,434
Starwood Property Trust, Inc. REIT	771	17,625
Sumitomo Mitsui Financial Group, Inc. (Japan)	966	31,087
SVB Financial Group*	270	14,909
T. Rowe Price Group, Inc.	1,312	84,848
Tanger Factory Outlet Centers, Inc. REIT	532	17,492
Taylor Capital Group, Inc.*	857	15,083
Texas Capital Bancshares, Inc.*	257	11,575
Tompkins Financial Corp.	343	13,374
Two Harbors Investment Corp. REIT	1,285	14,546
U.S. Bancorp	1,885	60,810
UBS AG (Switzerland)	3,188	49,899
Visa, Inc., Class A	851	127,403
Washington Real Estate Investment Trust REIT	361	9,357
Wells Fargo & Co.	5,152	170,068
Westpac Banking Corp. (Australia)	2,078	55,281
Zurich Financial Services AG (Switzerland)	109	27,827

		3,209,569

Industrial — 5.7%
ABB Ltd. (Switzerland)	1,606	31,309
Actuant Corp., Class A	450	12,947
Acuity Brands, Inc.	360	23,814
Altra Holdings, Inc.	943	17,738
AO Smith Corp.	300	18,885
Apogee Enterprises, Inc.	857	19,642
Boeing (The) Co.	771	57,270
Bristow Group, Inc.	100	5,210
Builders FirstSource, Inc.*	2,914	15,153
Caterpillar, Inc.	663	56,514
Chart Industries, Inc.*	257	15,543
Clean Harbors, Inc.*	330	18,902
Colfax Corp.*	685	26,708
Cummins, Inc.	257	25,227
Darling International, Inc.*	685	11,556
East Japan Railway Co. (Japan)	257	16,859
Eaton Corp.*	1,664	86,794
EMCOR Group, Inc.	428	14,060

See Notes to Financial Statements.	19

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Emerson Electric Co.	882	$44,303
EnerSys*	366	12,751
Fabrinet (Cayman Islands)*	1,285	15,960
Fanuc Corp. (Japan)	185	31,181
FedEx Corp.	360	32,231
FEI Co.	224	12,327
General Dynamics Corp.	450	29,925
General Electric Co.	10,791	228,013
Genesee & Wyoming, Inc., Class A*	396	28,888
Golar LNG Ltd. (Bermuda)*	375	14,655
Graphic Packaging Holding Co.*	2,485	16,128
Hexcel Corp.*	685	17,707
Hitachi Ltd. (Japan)	2,999	17,310
Ingersoll-Rand PLC (Ireland)	1,439	70,194
Komatsu Ltd. (Japan)	645	14,445
Koninklijke Philips Electronics NV (Netherlands)	781	20,173
Middleby Corp.*	86	10,956
Mitsubishi Electric Corp. (Japan)	1,906	14,838
Mueller Industries, Inc.	257	12,274
Powell Industries, Inc.*	343	13,734
Robbins & Myers, Inc.	224	13,306
Rolls-Royce Holdings PLC (United Kingdom)	1,474	21,036
Sauer-Danfoss, Inc.	300	15,759
Schneider Electric S.A. (France)	346	24,318
Siemens AG (Germany)	637	65,699
Smith & Wesson Holding Corp.*	1,457	15,444
Stanley Black & Decker, Inc.	900	64,719
Tetra Tech, Inc.*	428	11,025
Tredegar Corp.	943	17,776
Triumph Group, Inc.	300	19,683
Union Pacific Corp.	514	63,109
United Parcel Service, Inc., Class B	1,048	76,619
United Technologies Corp.	943	75,544
Vinci S.A. (France)	340	15,002
Woodward, Inc.	514	18,797

		1,649,960

Technology — 6.2%
Accelrys, Inc.*	1,714	15,100
Activision Blizzard, Inc.	5,549	63,481
Apple, Inc.	919	537,873
Applied Materials, Inc.	6,770	72,642
ASML Holding NV (Netherlands)	255	15,933
Aspen Technology, Inc.*	600	15,594
Athenahealth, Inc.*	257	16,368
CACI International, Inc., Class A*	158	8,082
Canon, Inc. (Japan)	921	32,196
Cirrus Logic, Inc.*	514	16,098
Citrix Systems, Inc.*	943	57,674
Commvault Systems, Inc.*	343	22,761
Concur Technologies, Inc.*	439	28,847
Cray, Inc.*	1,114	15,841
Dell, Inc.	1,885	18,171
EMC Corp.*	2,314	57,433
EPIQ Systems, Inc.	1,821	21,834
Fidelity National Information Services, Inc.	1,371	49,493

	Number of Shares	Value

Technology (Continued)
Hewlett-Packard Co.	2,399	$31,163
International Business Machines Corp.	1,212	230,364
Jack Henry & Associates, Inc.	573	22,273
JDA Software Group, Inc.*	343	15,318
Mentor Graphics Corp.*	933	13,930
Microsemi Corp.*	600	11,484
Microsoft Corp.	8,581	228,427
MKS Instruments, Inc.	343	8,318
Netsuite, Inc.*	428	25,517
Parametric Technology Corp.*	855	17,305
Progress Software Corp.*	428	8,607
QLIK Technologies, Inc.*	782	15,155
SAP AG (Germany)	654	51,070
Solarwinds, Inc.*	514	28,799
SYNNEX Corp.*	257	8,486
Syntel, Inc.	257	15,461
Ultimate Software Group, Inc.*	171	16,161

		1,813,259

Utilities — 1.0%
Centrica PLC (United Kingdom)	3,914	20,443
Cleco Corp.	343	13,819
Dominion Resources, Inc.	600	30,666
E.ON SE (Germany)	1,270	22,877
Edison International	1,628	74,042
GDF Suez (France)	956	21,504
National Grid PLC (United Kingdom)	2,516	28,427
New Jersey Resources Corp.	257	10,429
Piedmont Natural Gas Co., Inc.	356	10,986
SJW Corp.	600	14,676
WGL Holdings, Inc.	343	13,398
Wisconsin Energy Corp.	1,114	41,809

		303,076

TOTAL COMMON STOCKS (Cost $14,855,929)		15,761,158

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	98	21,215

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)	112,024	180

TOTAL PREFERRED STOCKS (Cost $21,134)		21,395

	Principal Amount	Value

CORPORATE BONDS — 11.9%
Basic Materials — 0.7%
BHP Billiton Finance USA Ltd. (Australia) 1.00%, 2/24/15	$197,000	198,530

Communications — 1.5%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	70,000	73,720
Google, Inc. 1.25%, 5/19/14	14,000	14,178

See Notes to Financial Statements.	20

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Principal Amount	Value

Communications (Continued)
Telefonica Emisiones S.A.U. (Spain) 4.949%, 1/15/15	$301,000	$312,348
Viacom, Inc. 1.25%, 2/27/15	25,000	25,267

		425,513

Consumer, Non-cyclical — 0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.125%, 1/15/15	14,000	15,013
Clorox (The) Co. 5.00%, 1/15/15	59,000	63,831
Wyeth 5.50%, 2/01/14	14,000	14,828

		93,672

Energy — 1.0%
BP Capital Markets PLC (United Kingdom) 3.625%, 5/08/14	77,000	80,328
Chevron Corp. 3.95%, 3/03/14	65,000	67,757
Spectra Energy Capital LLC 6.25%, 2/15/13	127,000	128,347

		276,432

Financial — 7.7%
Bank of New York Mellon (The) Corp. 4.30%, 5/15/14	82,000	86,424
Bank of Nova Scotia (Canada) 3.40%, 1/22/15	25,000	26,455
Barclays PLC (United Kingdom) 5.20%, 7/10/14	55,000	58,610
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	62,000	66,163
Citigroup, Inc. 6.375%, 8/12/14	372,000	403,213
Morgan Stanley, Series G, MTN 4.10%, 1/26/15	30,000	31,200
National Rural Utilities Cooperative Finance Corp. 1.00%, 2/02/15	784,000	791,608
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	63,000	67,569
Royal Bank of Canada, MTN (Canada) 1.15%, 3/13/15	85,000	86,140
Simon Property Group LP 5.10%, 6/15/15	98,000	108,402
Toyota Motor Credit Corp., MTN 1.25%, 11/17/14	445,000	451,249
Wachovia Corp. 5.25%, 8/01/14	76,000	81,452

		2,258,485

Technology — 0.5%
Hewlett-Packard Co. 6.125%, 3/01/14	106,000	110,953
Microsoft Corp. 0.875%, 9/27/13	34,000	34,171

		145,124

	Principal Amount	Value

Utilities – 0.2%
Exelon Generation Co. LLC 5.35%, 1/15/14	$63,000	$66,031

TOTAL CORPORATE BONDS (Cost$3,421,291)		3,463,787

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 33.5%
United States Treasury Bonds/Notes — 33.5%
0.75%, 9/15/13	1,111,900	1,116,981
4.75%, 5/15/14	602,400	641,792
4.25%, 8/15/14	599,800	640,568
2.375%, 9/30/14	652,400	677,706
0.50%, 10/15/14	655,500	658,522
0.25%, 12/15/14	659,800	659,697
2.625%, 12/31/14	652,400	684,460
4.00%, 2/15/15	595,500	644,117
2.375%, 2/28/15	641,800	671,834
0.375%, 3/15/15	659,800	661,347
2.50%, 3/31/15	684,800	720,164
2.125%, 5/31/15	641,800	670,982
4.25%, 8/15/15	582,700	644,248
1.25%, 9/30/15	642,700	659,621

		9,752,039

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $9,712,063)		9,752,039

TOTAL INVESTMENTS — 99.6% (Cost $28,010,417)		$28,998,379
Other assets less liabilities — 0.4%		113,204

NET ASSETS — 100.0%		$29,111,583

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-Income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	21

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund

November 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 78.0%
Basic Materials — 3.9%
Air Liquide S.A. (France)	402	$49,100
Anglo American PLC (United Kingdom)	1,933	53,671
BASF SE (Germany)	1,120	100,365
BHP Billiton Ltd. (Australia)	4,045	145,125
BHP Billiton PLC (United Kingdom)	2,580	81,125
Coeur d’Alene Mines Corp.*	1,220	28,377
Dow Chemical (The) Co.	2,031	61,316
E.I. du Pont de Nemours & Co.	1,602	69,110
Freeport-McMoRan Copper & Gold, Inc.	1,419	55,355
Gold Resource Corp.	600	9,516
HB Fuller Co.	500	16,425
International Paper Co.	3,100	115,134
Linde AG (Germany)	269	46,514
Monsanto Co.	800	73,272
NewMarket Corp.	100	26,535
Rio Tinto Ltd. (Australia)	492	30,155
Rio Tinto PLC (United Kingdom)	1,714	84,977
Sensient Technologies Corp.	500	18,100
Sherwin-Williams (The) Co.	800	122,016
Syngenta AG (Switzerland)	114	45,716
Xstrata PLC (United Kingdom)	2,218	36,755

		1,268,659

Communications — 7.3%
Amazon.com, Inc.*	700	176,435
Anixter International, Inc.	419	25,593
Arris Group, Inc.*	1,100	15,367
AT&T, Inc.	9,696	330,924
Bankrate, Inc.*	1,300	15,639
Brightcove, Inc.*	1,500	14,580
BT Group PLC, Class A (United Kingdom)	9,057	33,893
Centurylink, Inc.	1,000	38,840
Cisco Systems, Inc.	9,355	176,902
Comcast Corp., Class A	4,645	172,702
Consolidated Communications Holdings, Inc.	1,400	21,056
Corning, Inc.	2,487	30,416
Deutsche Telekom AG (Germany)	3,050	33,599
Finisar Corp.*	1,200	16,284
France Telecom S.A. (France)	2,153	22,791
Google, Inc., Class A*	521	363,851
Leap Wireless International, Inc.*	3,600	23,400
Meredith Corp.	500	15,590
News Corp., Class A	2,405	59,259
Softbank Corp. (Japan)	787	29,487
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	4,075	37,943
Telefonica S.A. (Spain)	5,449	71,508
Thomson Reuters Corp. (Canada)	1,400	38,556
Time Warner, Inc.	1,554	73,504
Verizon Communications, Inc.	4,808	212,129
Viasat, Inc.*	437	16,707
Vodafone Group PLC (United Kingdom)	58,702	151,608
Vonage Holdings Corp.*	12,000	29,160
Walt Disney (The) Co.	2,805	139,297

		2,387,020

	Number of Shares	Value

Consumer, Cyclical — 8.0%
Arctic Cat, Inc.*	600	$22,578
Ascena Retail Group, Inc.*	1,540	30,954
Bayerische Motoren Werke AG (Germany)	442	39,200
Carter’s, Inc.*	600	31,824
Cash America International, Inc.	189	7,038
Cie Financiere Richemont S.A. (Switzerland)	664	51,212
Cinemark Holdings, Inc.	1,343	36,530
Coinstar, Inc.*	300	14,112
Columbia Sportswear Co.	399	23,102
Compass Group PLC (United Kingdom)	2,448	28,287
CVS Caremark Corp.	2,188	101,764
Daimler AG (Germany)	1,115	55,077
Dana Holding Corp.	1,711	24,262
Dr Horton, Inc.	2,200	42,812
DTS, Inc.*	1,200	18,336
Ford Motor Co.	6,531	74,780
GNC Holdings, Inc., Class A	1,000	35,130
Hennes & Mauritz AB, Class B (Sweden)	1,047	33,948
Honda Motor Co. Ltd. (Japan)	2,138	70,826
Inditex S.A. (Spain)	252	34,545
JetBlue Airways Corp.*	2,700	13,878
Kohl’s Corp.	1,700	75,904
Krispy Kreme Doughnuts, Inc.*	3,200	29,120
Las Vegas Sands Corp.	1,550	72,307
Lennar Corp., Class A	1,300	49,452
Life Time Fitness, Inc.*	500	23,530
Lions Gate Entertainment Corp. (Canada)*	1,500	24,570
Lowe’s Cos., Inc.	2,200	79,398
LVMH Moet Hennessy Louis Vuitton S.A. (France)	324	56,846
Maidenform Brands, Inc.*	1,000	18,370
MDC Holdings, Inc.	500	17,620
Men’s Wearhouse (The), Inc.	404	13,106
Mitsubishi Corp. (Japan)	1,572	29,756
Mitsui & Co. Ltd. (Japan)	2,042	28,202
Nike, Inc., Class B	778	75,839
Nissan Motor Co. Ltd. (Japan)	3,200	31,003
Nu Skin Enterprises, Inc., Class A	500	22,700
Penske Automotive Group, Inc.	1,089	31,723
Red Robin Gourmet Burgers, Inc.*	612	20,043
Ross Stores, Inc.	1,800	102,455
Ruby Tuesday, Inc.*	3,100	24,211
Ryman Hospitality Properties REIT	500	16,610
Saks, Inc.*	2,101	22,061
SIX Flags Entertainment Corp.	500	30,740
Southwest Airlines Co.	6,000	57,180
Systemax, Inc.*	1,700	17,510
Target Corp.	1,050	66,287
Tenneco, Inc.*	600	19,242
Toyota Motor Corp. (Japan)	3,419	146,552
VF Corp.	800	128,408
Wabash National Corp.*	3,500	28,315
Wal-Mart Stores, Inc.	5,396	388,620
Warnaco Group (The), Inc.*	475	34,148
Watsco, Inc.	315	22,582
World Fuel Services Corp.	591	23,019

		2,617,624

See Notes to Financial Statements.	22

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical — 16.1%
Abbott Laboratories	2,651	$172,315
Acacia Research — Acacia Technologies*	400	8,892
Accuray, Inc.*	3,400	21,352
Aetna, Inc.	2,900	125,250
Align Technology, Inc.*	900	24,651
Amsurg Corp.*	400	11,208
Anheuser-Busch InBev NV (Belgium)	891	78,094
Ariad Pharmaceuticals, Inc.*	1,700	38,012
AstraZeneca PLC (United Kingdom)	1,473	70,030
Avanir Pharmaceuticals, Inc., Class A*	6,700	17,688
Bayer AG (Germany)	919	83,130
Becton Dickinson and Co.	1,600	122,672
BioScrip, Inc.*	3,000	30,900
Bristol-Myers Squibb Co.	2,800	91,364
British American Tobacco PLC (United Kingdom)	2,326	122,047
Capella Education Co.*	800	22,136
Centene Corp.*	460	20,199
Cepheid, Inc.*	700	22,694
Chemocentryx, Inc.*	1,700	20,145
Coca-Cola (The) Co.	7,200	273,024
CONMED Corp.	300	8,289
Convergys Corp.	1,300	20,293
Costar Group, Inc.*	300	26,058
CSL Ltd. (Australia)	613	33,063
DANONE S.A. (France)	711	45,104
Diageo PLC (United Kingdom)	2,773	82,528
Fresh Del Monte Produce, Inc.	600	15,570
Fresh Market (The), Inc.*	500	25,915
FTI Consulting, Inc.*	500	15,455
Geo Group (The), Inc.	700	19,740
GlaxoSmithKline PLC (United Kingdom)	6,491	138,825
Hain Celestial Group (The), Inc.*	400	24,108
Hanger, Inc.*	600	15,666
Harris Teeter Supermarkets, Inc.	561	21,312
Imperial Tobacco Group PLC (United Kingdom)	1,083	43,340
Incyte Corp. Ltd.*	1,137	20,011
JM Smucker (The) Co.	962	85,099
Johnson & Johnson	4,422	308,347
Live Nation Entertainment, Inc.*	1,667	14,636
Magellan Health Services, Inc.*	225	11,673
MasterCard, Inc., Class A	201	98,225
Medivation, Inc.*	800	41,720
Medtronic, Inc.	1,700	71,587
Merck & Co., Inc.	4,430	196,249
Mondelez International, Inc., Class A	4,387	113,579
Nestle S.A. (Switzerland)	3,954	258,862
Novartis AG (Switzerland)	2,852	176,557
Novo Nordisk A/S, Class B (Denmark)	478	75,919
Onyx Pharmaceuticals, Inc.*	612	46,187
Pfizer, Inc.	11,861	296,763
Pharmacyclics, Inc.*	600	31,830
Pilgrim’s Pride Corp.*	4,300	30,702
Procter & Gamble (The) Co.	4,373	305,367
Quad/Graphics, Inc.	1,300	21,060
Questcor Pharmaceuticals, Inc.	700	18,165

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Reckitt Benckiser Group PLC (United Kingdom)	797	$50,134
Rent-A-Center, Inc.	700	24,332
Roche Holding AG (Switzerland)	869	171,098
Rollins, Inc.	1,454	33,108
Sabmiller PLC (United Kingdom)	1,127	51,070
Salix Pharmaceuticals Ltd.*	600	25,710
Sanofi (France)	1,081	96,532
Santarus, Inc.*	3,000	29,910
Seaboard Corp.*	16	37,766
Seattle Genetics, Inc.*	1,225	31,005
Select Medical Holdings Corp.*	1,700	18,768
Sequenom, Inc.*	5,700	27,759
Spectrum Brands Holdings, Inc.	500	23,915
Takeda Pharmaceutical Co. Ltd. (Japan)	842	38,491
Tesco PLC (United Kingdom)	9,514	49,570
Teva Pharmaceutical Industries Ltd. (Israel)	1,067	43,396
TNS, Inc.*	1,200	17,520
TreeHouse Foods, Inc.*	466	24,437
Unilever NV (Netherlands)	1,998	75,814
Unilever PLC (United Kingdom)	1,580	60,848
United Natural Foods, Inc.*	500	25,885
UnitedHealth Group, Inc.	1,835	99,806
Viropharma, Inc.*	800	19,832
Woolworths Ltd. (Australia)	1,457	44,506

		5,254,819

Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,625	26,995

Energy — 8.2%
BG Group PLC (United Kingdom)	4,030	69,108
BP PLC (United Kingdom)	21,619	149,539
Cameron International Corp.*	1,837	99,106
Cheniere Energy, Inc.*	2,000	33,600
Chevron Corp.	3,083	325,842
ConocoPhillips	2,033	115,759
Continental Resources, Inc.*	1,300	89,310
CVR Energy, Inc.*	800	36,592
Dril-Quip, Inc.*	473	33,285
Energy XXI Bermuda Ltd. (Bermuda)	800	25,344
ENI S.p.A (Italy)	2,926	69,185
Exxon Mobil Corp.	7,528	663,518
Helix Energy Solutions Group, Inc.*	900	15,759
Hess Corp.	2,700	133,947
Kodiak Oil & Gas Corp.*	2,400	20,592
McMoRan Exploration Co.*	1,312	11,191
Oasis Petroleum, Inc.*	900	27,198
Royal Dutch Shell PLC, Class A (United Kingdom)	4,356	145,871
Royal Dutch Shell PLC, Class B (United Kingdom)	3,143	108,525
Schlumberger Ltd. (Netherland Antilles)	2,164	154,986
Southwestern Energy Co.*	2,399	83,269
Statoil ASA (Norway)	1,252	30,618
Targa Resources Corp.	400	20,036
Tesco Corp.*	1,900	20,520
Total S.A. (France)	2,630	131,607

See Notes to Financial Statements.	23

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Energy (Continued)
Vantage Drilling Co.*	13,036	$23,465
Williams (The) Cos., Inc.	1,000	32,840
Woodside Petroleum Ltd. (Australia)	783	27,610

		2,698,222

Financial — 16.0%
AIA Group Ltd. (Hong Kong)	11,400	44,349
Alexander’s, Inc. REIT	100	44,300
Allianz SE (Germany)	516	67,077
Alterra Capital Holdings Ltd. (Bermuda)	1,050	24,570
American Campus Communities, Inc. REIT	719	31,492
American Express Co.	2,023	113,086
American International Group, Inc.*	3,325	110,157
American Tower Corp., Class A REIT	600	44,958
AON PLC (United Kingdom)	2,500	142,001
Australia & New Zealand Banking Group Ltd. (Australia)	3,055	77,638
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	6,804	57,733
Banco Santander S.A. (Spain)	19,763	152,012
Bank of America Corp.	18,911	186,462
Barclays PLC (United Kingdom)	16,066	63,340
Berkshire Hathaway, Inc., Class B*	4,014	353,554
BioMed Realty Trust, Inc. REIT	1,400	26,978
BNP Paribas (France)	1,234	68,924
Boston Properties, Inc. REIT	1,170	120,077
CBL & Associates Properties, Inc. REIT	1,711	38,515
Citigroup, Inc.	5,086	175,823
Citizens, Inc.*	2,100	21,126
Commonwealth Bank of Australia (Australia)	1,711	106,547
Credit Acceptance Corp.*	214	19,744
Deutsche Bank AG (Germany) (a)	1,327	58,577
Equity Lifestyle Properties, Inc. REIT	558	36,627
Equity One, Inc. REIT	1,190	24,597
Equity Residential REIT	466	25,868
Extra Space Storage, Inc. REIT	1,000	35,150
Franklin Resources, Inc.	392	51,752
Goldman Sachs Group (The), Inc.	886	104,362
Hancock Holding Co.	800	25,136
Hatteras Financial Corp. REIT	1,100	29,326
Highwoods Properties, Inc. REIT	751	24,212
Home Properties, Inc. REIT	404	23,792
HSBC Holdings PLC (United Kingdom)	23,015	235,215
ING Groep NV (Netherlands)*	4,810	43,228
Invesco Mortgage Capital, Inc. REIT	800	16,936
JPMorgan Chase & Co.	6,393	262,625
Kilroy Realty Corp. REIT	700	31,570
LaSalle Hotel Properties REIT	856	20,638
Marsh & McLennan Cos., Inc.	900	31,698
Meadowbrook Insurance Group, Inc.	2,362	13,133
MFA Financial, Inc. REIT	3,247	27,307
Mid-America Apartment Communities, Inc. REIT	406	25,302
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,373	65,704
Mizuho Financial Group, Inc. (Japan)	26,921	43,089
Monmouth Real Estate Investment Corp., Class A REIT	1,900	19,950
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	203	34,653

	Number of Shares	Value

Financial (Continued)
National Australia Bank Ltd. (Australia)	2,692	$68,245
National Retail Properties, Inc. REIT	1,344	41,288
Ocwen Financial Corp.*	1,300	46,618
OMEGA Healthcare Investors, Inc. REIT	1,173	26,885
Post Properties, Inc. REIT	437	21,470
Primerica, Inc.	900	25,767
ProAssurance Corp.	305	27,657
ProLogis, Inc. REIT	3,500	118,790
Prudential PLC (United Kingdom)	2,949	42,772
PS Business Parks, Inc. REIT	300	19,347
Public Storage REIT	251	35,301
Republic Bancorp, Inc., Class A	1,000	20,470
Shopping Centres Australasia Property Group REIT (Australia)*	291	440
Signature Bank*	344	24,135
Simon Property Group, Inc. REIT	455	69,219
Sovran Self Storage, Inc. REIT	300	18,537
Standard Chartered PLC (United Kingdom)	2,895	67,507
Starwood Property Trust, Inc. REIT	1,100	25,146
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,539	49,527
SVB Financial Group*	444	24,518
T. Rowe Price Group, Inc.	1,984	128,305
Tanger Factory Outlet Centers, Inc. REIT	915	30,085
Taylor Capital Group, Inc.*	1,300	22,880
Texas Capital Bancshares, Inc.*	400	18,016
Tompkins Financial Corp.	600	23,394
Two Harbors Investment Corp. REIT	2,300	26,036
U.S. Bancorp	3,000	96,780
UBS AG (Switzerland)	4,608	72,124
Visa, Inc., Class A	1,287	192,677
Washington Real Estate Investment Trust REIT	809	20,969
Wells Fargo & Co.	8,597	283,788
Westpac Banking Corp. (Australia)	3,348	89,066
Zurich Financial Services AG (Switzerland)	171	43,654

		5,222,323

Industrial — 8.0%
ABB Ltd. (Switzerland)	2,497	48,679
Actuant Corp., Class A	612	17,607
Acuity Brands, Inc.	544	35,986
Altra Holdings, Inc.	1,400	26,334
AO Smith Corp.	437	27,509
Apogee Enterprises, Inc.	1,300	29,796
Boeing (The) Co.	1,200	89,136
Bristow Group, Inc.	400	20,840
Builders FirstSource, Inc.*	4,500	23,400
Caterpillar, Inc.	1,133	96,577
Chart Industries, Inc.*	300	18,144
Clean Harbors, Inc.*	429	24,573
Colfax Corp.*	1,000	38,990
Cummins, Inc.	400	39,264
Darling International, Inc.*	1,100	18,557
East Japan Railway Co. (Japan)	400	26,240
Eaton Corp.*	2,776	144,795
EMCOR Group, Inc.	700	22,995
Emerson Electric Co.	1,242	62,386
EnerSys*	622	21,670

See Notes to Financial Statements.	24

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Fabrinet (Cayman Islands)*	2,000	$24,840
Fanuc Corp. (Japan)	245	41,294
FedEx Corp.	466	41,721
FEI Co.	400	22,012
General Dynamics Corp.	635	42,228
General Electric Co.	18,117	382,811
Genesee & Wyoming, Inc., Class A*	437	31,879
Golar LNG Ltd. (Bermuda)	612	23,917
Graphic Packaging Holding Co.*	3,900	25,311
Hexcel Corp.*	1,000	25,850
Hitachi Ltd. (Japan)	7,374	42,561
Ingersoll-Rand PLC (Ireland)	2,384	116,292
Komatsu Ltd. (Japan)	1,011	22,642
Koninklijke Philips Electronics NV (Netherlands)	1,147	29,627
Middleby Corp.*	200	25,478
Mitsubishi Electric Corp. (Japan)	2,334	18,169
Mueller Industries, Inc.	400	19,104
Powell Industries, Inc.*	600	24,024
Robbins & Myers, Inc.	650	38,610
Rolls-Royce Holdings PLC (United Kingdom)	2,344	33,453
Sauer-Danfoss, Inc.	437	22,956
Schneider Electric S.A. (France)	647	45,474
Siemens AG (Germany)	1,008	103,963
Smith & Wesson Holding Corp.*	2,300	24,380
Stanley Black & Decker, Inc.	1,412	101,537
Tetra Tech, Inc.*	700	18,032
Tredegar Corp.	1,500	28,275
Triumph Group, Inc.	437	28,672
Union Pacific Corp.	800	98,224
United Parcel Service, Inc., Class B	1,617	118,219
United Technologies Corp.	1,500	120,164
Vinci S.A. (France)	472	20,826
Woodward, Inc.	800	29,256

		2,625,279

Technology — 8.9%
Accelrys, Inc.*	2,600	22,906
Activision Blizzard, Inc.	8,486	97,080
Apple, Inc.	1,486	869,726
Applied Materials, Inc.	10,800	115,883
ASML Holding NV (Netherlands)	378	23,618
Aspen Technology, Inc.*	1,000	25,990
Athenahealth, Inc.*	400	25,476
CACI International, Inc., Class A*	224	11,458
Canon, Inc. (Japan)	1,537	53,731
Cirrus Logic, Inc.*	800	25,056
Citrix Systems, Inc.*	1,500	91,740
Commvault Systems, Inc.*	500	33,180
Concur Technologies, Inc.*	596	39,163
Cray, Inc.*	1,800	25,596
Dell, Inc.	3,100	29,884
EMC Corp.*	3,800	94,316
EPIQ Systems, Inc.	1,575	18,884
Fidelity National Information Services, Inc.	2,300	83,030
Hewlett-Packard Co.	3,675	47,738
International Business Machines Corp.	1,940	368,735
Jack Henry & Associates, Inc.	806	31,329
JDA Software Group, Inc.*	500	22,330
Mentor Graphics Corp.*	1,300	19,409

	Number of Shares	Value

Technology (Continued)
Microsemi Corp.*	875	$16,748
Microsoft Corp.	13,964	371,723
MKS Instruments, Inc.	600	14,550
Netsuite, Inc.*	800	47,696
Parametric Technology Corp.*	1,152	23,316
Progress Software Corp.*	700	14,077
QLIK Technologies, Inc.*	1,187	23,004
SAP AG (Germany)	1,092	85,272
Solarwinds, Inc.*	900	50,427
SYNNEX Corp.*	400	13,208
Syntel, Inc.	400	24,064
Ultimate Software Group, Inc.*	300	28,353
Veeco Instruments, Inc.*	400	11,384

		2,900,080

Utilities — 1.5%
Centrica PLC (United Kingdom)	6,226	32,519
Cleco Corp.	600	24,174
Dominion Resources, Inc.	900	45,999
E.ON SE (Germany)	1,813	32,658
Edison International	2,600	118,248
GDF Suez (France)	1,982	44,583
National Grid PLC (United Kingdom)	5,232	59,115
New Jersey Resources Corp.	400	16,232
Piedmont Natural Gas Co., Inc.	621	19,164
SJW Corp.	900	22,014
WGL Holdings, Inc.	500	19,530
Wisconsin Energy Corp.	1,800	67,553

		501,789

TOTAL COMMON STOCKS (Cost $23,896,867)		25,502,810

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	151	32,689

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)	178,144	286

TOTAL PREFERRED STOCKS (Cost $32,572)		32,975

	Principal Amount	Value

CORPORATE BONDS — 19.7%
Basic Materials — 0.8%
Barrick North America Finance LLC 5.70%, 5/30/41	$75,000	87,560
BHP Billiton Finance USA Ltd. (Australia) 4.125%, 2/24/42	40,000	43,056
Ecolab, Inc. 5.50%, 12/08/41	35,000	42,155
International Paper Co. 6.00%, 11/15/41	35,000	42,761
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/02/40	35,000	41,724

		257,256

See Notes to Financial Statements.	25

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Principal Amount	Value

Communications — 2.7%
America Movil S.A.B de CV (Mexico) 6.125%, 3/30/40	$75,000	$99,224
AT&T, Inc. 5.55%, 8/15/41	235,000	282,926
Cisco Systems, Inc. 5.90%, 2/15/39	160,000	211,731
Corning, Inc. 4.75%, 3/15/42	40,000	41,984
Discovery Communications LLC 4.95%, 5/15/42	80,000	87,291
Verizon Communications, Inc. 6.00%, 4/01/41	30,000	39,895
Viacom, Inc. 4.50%, 2/27/42	85,000	85,339
Walt Disney (The) Co., Series E 4.125%, 12/01/41	40,000	43,119

		891,509

Consumer, Cyclical — 0.9%
Home Depot, Inc. 5.95%, 4/01/41	30,000	41,095
Lowe’s Cos., Inc. 5.125%, 11/15/41	110,000	130,061
McDonald’s Corp., MTN 3.70%, 2/15/42	125,000	126,902

		298,058

Consumer, Non-cyclical — 4.1%
Amgen, Inc. 5.65%, 6/15/42	185,000	225,299
Archer-Daniels-Midland Co. 5.765%, 3/01/41	65,000	83,454
Diageo Investment Corp. 4.25%, 5/11/42	40,000	43,583
Express Scripts Holding Co. 144A 6.125%, 11/15/41	35,000	45,067
General Mills, Inc. 5.40%, 6/15/40	35,000	44,054
Gilead Sciences, Inc. 5.65%, 12/01/41	70,000	88,899
Johnson & Johnson 5.95%, 8/15/37	118,000	166,388
Kimberly-Clark Corp. 5.30%, 3/01/41	35,000	46,128
Medtronic, Inc. 4.50%, 3/15/42	35,000	40,857
PepsiCo, Inc. 4.00%, 3/05/42	40,000	42,021
Philip Morris International, Inc. 4.50%, 3/20/42	80,000	88,110
Procter & Gamble (The) Co. 5.55%, 3/05/37	217,000	296,930
UnitedHealth Group, Inc. 4.625%, 11/15/41	55,000	60,262
WellPoint, Inc. 4.625%, 5/15/42	60,000	62,877

		1,333,929

	Principal Amount	Value

Energy — 2.2%
Apache Corp. 4.75%, 4/15/43	$35,000	$38,479
Baker Hughes, Inc. 5.125%, 9/15/40	35,000	43,016
Devon Energy Corp. 4.75%, 5/15/42	80,000	86,414
Enterprise Products Operating LLC 4.85%, 8/15/42	120,000	125,523
Halliburton Co. 4.50%, 11/15/41	40,000	45,105
Plains All American Pipeline LP / PAA Finance Corp. 5.15%, 6/01/42	35,000	40,062
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	176,000	253,670
Transcanada Pipelines Ltd. (Canada) 6.10%, 6/01/40	65,000	87,304

		719,573

Financial — 2.1%
Berkshire Hathaway Finance Corp. 4.40%, 5/15/42	40,000	42,005
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 5.25%, 5/24/41	35,000	41,626
General Electric Capital Corp. 2.10%, 1/07/14	260,000	264,497
HSBC Holdings PLC (United Kingdom) 6.10%, 1/14/42	35,000	46,942
JPMorgan Chase & Co. 5.60%, 7/15/41	115,000	143,555
MetLife, Inc. 5.875%, 2/06/41	35,000	44,593
Simon Property Group LP 4.75%, 3/15/42	40,000	43,266
Travelers (The) Cos., Inc. 5.35%, 11/01/40	35,000	44,246

		670,730

Industrial — 2.0%
Caterpillar, Inc. 5.20%, 5/27/41	100,000	123,923
Deere & Co. 3.90%, 6/09/42	40,000	41,525
Dover Corp. 5.375%, 3/01/41	35,000	45,472
Illinois Tool Works, Inc. 4.875%, 9/15/41	35,000	41,998
Koninklijke Philips Electronics NV (Netherlands) 5.00%, 3/15/42	40,000	46,366
Norfolk Southern Corp. 4.837%, 10/01/41	115,000	131,696
7.90%, 5/15/97	27,000	43,725
Sonoco Products Co. 5.75%, 11/01/40	35,000	40,289
Stanley Black & Decker, Inc. 5.20%, 9/01/40	75,000	89,359
Union Pacific Corp. 4.75%, 9/15/41	35,000	40,298

		644,651

See Notes to Financial Statements.	26

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Principal Amount	Value

Technology — 0.7%
Applied Materials, Inc. 5.85%, 6/15/41	$35,000	$43,767
Intel Corp. 4.80%, 10/01/41	35,000	39,023
Microsoft Corp. 4.50%, 10/01/40	35,000	39,936
Oracle Corp. 5.375%, 7/15/40	98,000	124,347

		247,073

Utilities — 4.2%
AGL Capital Corp. 5.875%, 3/15/41	30,000	39,999
Alabama Power Co., Series 11-C 5.20%, 6/01/41	55,000	68,719
Arizona Public Service Co. 5.05%, 9/01/41	60,000	69,961
Duke Energy Indiana, Inc. 6.45%, 4/01/39	90,000	125,406
Florida Power & Light Co. 5.95%, 2/01/38	121,000	163,980
4.125%, 2/01/42	110,000	119,013
Georgia Power Co. 4.30%, 3/15/42	110,000	116,344
Nevada Power Co. 5.45%, 5/15/41	55,000	69,962
Puget Sound Energy, Inc. 4.434%, 11/15/41	95,000	107,964
Southern California Edison Co. 6.05%, 3/15/39	193,000	268,183
Southern California Gas Co. 5.125%, 11/15/40	91,000	115,606
Southern Power Co. 5.15%, 9/15/41	105,000	121,272

		1,386,409

TOTAL CORPORATE BONDS (Cost $6,567,939)		6,449,188

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 1.7%
United States Treasury Bonds/Notes — 1.7%
4.50%, 2/15/36	110,000	147,864
4.50%, 8/15/39	62,400	84,620
4.375%, 11/15/39	32,400	43,143
4.625%, 2/15/40	83,900	116,018
4.375%, 5/15/41	130,000	173,448

		565,093

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $524,980)		565,093

TOTAL INVESTMENTS — 99.5% (Cost $31,022,358)		$32,550,066
Other assets less liabilities — 0.5%		150,806

NET ASSETS — 100.0%		$32,700,872

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-Income producing securities.

144A – Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012 the aggregate market value of this security amounted to $45,067 or 0.1% of net assets.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	27

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund

November 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 93.3%
Basic Materials — 4.6%
Air Liquide S.A. (France)	398	$48,611
Anglo American PLC (United Kingdom)	1,716	47,646
BASF SE (Germany)	1,098	98,393
BHP Billiton Ltd. (Australia)	3,951	141,751
BHP Billiton PLC (United Kingdom)	2,462	77,415
Coeur d’Alene Mines Corp.*	1,271	29,563
Dow Chemical (The) Co.	2,102	63,459
E.I. du Pont de Nemours & Co.	1,716	74,028
Freeport-McMoRan Copper & Gold, Inc.	1,590	62,026
Gold Resource Corp.	600	9,516
HB Fuller Co.	514	16,885
International Paper Co.	3,084	114,540
Linde AG (Germany)	211	36,485
Monsanto Co.	771	70,616
NewMarket Corp.	86	22,820
Rio Tinto Ltd. (Australia)	468	28,684
Rio Tinto PLC (United Kingdom)	1,681	83,341
Sensient Technologies Corp.	514	18,607
Sherwin-Williams (The) Co.	857	130,710
Syngenta AG (Switzerland)	105	42,107
Xstrata PLC (United Kingdom)	2,110	34,966

		1,252,169

Communications — 8.8%
Amazon.com, Inc.*	711	179,208
Anixter International, Inc.	308	18,813
Arris Group, Inc.*	1,114	15,563
AT&T, Inc.	9,806	334,679
Bankrate, Inc.*	1,200	14,436
Brightcove, Inc.*	1,542	14,988
BT Group PLC, Class A (United Kingdom)	8,880	33,231
Centurylink, Inc.	943	36,626
Cisco Systems, Inc.	9,232	174,577
Comcast Corp., Class A	4,222	156,973
Consolidated Communications Holdings, Inc.	1,457	21,913
Corning, Inc.	2,786	34,073
Deutsche Telekom AG (Germany)	2,855	31,451
Finisar Corp.*	1,114	15,117
France Telecom S.A. (France)	2,004	21,214
Google, Inc., Class A*	549	383,405
Leap Wireless International, Inc.*	3,770	24,505
Meredith Corp.	428	13,345
Netgear, Inc.*	428	14,920
News Corp., Class A	2,424	59,727
Softbank Corp. (Japan)	1,114	41,740
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	4,953	46,118
Telefonica S.A. (Spain)	5,301	69,565
Thomson Reuters Corp. (Canada)	1,333	36,711
Time Warner, Inc.	1,429	67,592
Verizon Communications, Inc.	4,470	197,216
Viasat, Inc.*	428	16,362
Vodafone Group PLC (United Kingdom)	58,384	150,786
Vonage Holdings Corp.*	12,594	30,603
Walt Disney (The) Co.	2,747	136,416

		2,391,873

	Number of Shares	Value

Consumer, Cyclical — 9.8%
Arctic Cat, Inc.*	600	$22,578
Ascena Retail Group, Inc.*	1,585	31,859
Bayerische Motoren Werke AG (Germany)	434	38,491
Carter’s, Inc.*	600	31,824
Cash America International, Inc.	333	12,401
Cie Financiere Richemont S.A. (Switzerland)	691	53,294
Cinemark Holdings, Inc.	1,312	35,686
Coinstar, Inc.*	343	16,135
Columbia Sportswear Co.	434	25,129
Compass Group PLC (United Kingdom)	2,250	25,999
CVS Caremark Corp.	2,167	100,787
Daimler AG (Germany)	1,082	53,447
Dana Holding Corp.	1,599	22,674
Dr Horton, Inc.	2,142	41,683
DTS, Inc.*	1,285	19,635
Ford Motor Co.	6,569	75,215
GNC Holdings, Inc., Class A	943	33,128
Hennes & Mauritz AB, Class B (Sweden)	1,251	40,562
Honda Motor Co. Ltd. (Japan)	2,098	69,501
Inditex S.A. (Spain)	258	35,367
JetBlue Airways Corp.*	2,656	13,652
Kohl’s Corp.	1,628	72,690
Krispy Kreme Doughnuts, Inc.*	3,427	31,186
Las Vegas Sands Corp.	1,542	71,934
Lennar Corp., Class A	1,285	48,882
Life Time Fitness, Inc.*	428	20,142
Lions Gate Entertainment Corp. (Canada)*	1,542	25,258
Lowe’s Cos., Inc.	2,228	80,408
LVMH Moet Hennessy Louis Vuitton S.A. (France)	317	55,618
Maidenform Brands, Inc.*	1,114	20,464
MDC Holdings, Inc.	514	18,113
Men’s Wearhouse (The), Inc.	445	14,436
Mitsubishi Corp. (Japan)	1,493	28,259
Mitsui & Co. Ltd. (Japan)	2,014	27,816
Nike, Inc., Class B	800	77,984
Nissan Motor Co. Ltd. (Japan)	3,170	30,712
Nu Skin Enterprises, Inc., Class A	667	30,282
Penske Automotive Group, Inc.	1,066	31,053
Red Robin Gourmet Burgers, Inc.*	600	19,650
Ross Stores, Inc.	1,714	97,560
Ruby Tuesday, Inc.*	3,256	25,429
Ryman Hospitality Properties REIT	514	17,075
Saks, Inc.*	1,999	20,990
SIX Flags Entertainment Corp.	514	31,601
Southwest Airlines Co.	5,655	53,892
Systemax, Inc.*	1,799	18,530
Target Corp.	1,114	70,327
Tenneco, Inc.*	685	21,968
Toyota Motor Corp. (Japan)	3,330	142,737
VF Corp.	857	137,557
Wabash National Corp.*	3,684	29,804
Wal-Mart Stores, Inc.	5,478	394,525
Warnaco Group (The), Inc.*	430	30,913
Watsco, Inc.	342	24,518
World Fuel Services Corp.	578	22,513

		2,643,873

See Notes to Financial Statements.	28

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical —19.1%
Abbott Laboratories	2,410	$156,650
Acacia Research — Acacia Technologies*	343	7,625
Accuray, Inc.*	3,598	22,595
Aetna, Inc.	2,913	125,812
Align Technology, Inc.*	943	25,829
Amsurg Corp.*	343	9,611
Anheuser-Busch InBev NV (Belgium)	894	78,357
Ariad Pharmaceuticals, Inc.*	1,714	38,325
AstraZeneca PLC (United Kingdom)	1,554	73,881
Avanir Pharmaceuticals, Inc., Class A*	7,026	18,549
Bayer AG (Germany)	1,020	92,266
Becton Dickinson and Co.	1,542	118,226
BioScrip, Inc.*	3,170	32,651
Bristol-Myers Squibb Co.	2,742	89,471
British American Tobacco PLC (United Kingdom)	2,291	120,210
Capella Education Co.*	771	21,333
Centene Corp.*	612	26,873
Cepheid, Inc.*	685	22,208
Chemocentryx, Inc.*	1,542	18,273
Coca-Cola (The) Co.	7,202	273,099
CONMED Corp.	343	9,477
Convergys Corp.	1,200	18,732
Costar Group, Inc.*	257	22,323
CSL Ltd. (Australia)	625	33,710
DANONE S.A. (France)	706	44,786
Diageo PLC (United Kingdom)	2,807	83,540
Fresh Del Monte Produce, Inc.	514	13,338
Fresh Market (The), Inc.*	514	26,641
FTI Consulting, Inc.*	514	15,888
Geo Group (The), Inc.	685	19,317
GlaxoSmithKline PLC (United Kingdom)	6,319	135,147
Hain Celestial Group (The), Inc.*	428	25,796
Hanger, Inc.*	428	11,175
Harris Teeter Supermarkets, Inc.	491	18,653
Imperial Tobacco Group PLC (United Kingdom)	1,077	43,100
Incyte Corp. Ltd.*	1,114	19,606
JM Smucker (The) Co.	943	83,418
Johnson & Johnson	4,250	296,352
Live Nation Entertainment, Inc.*	2,465	21,643
Magellan Health Services, Inc.*	229	11,881
MasterCard, Inc., Class A	196	95,781
Medivation, Inc.*	685	35,723
Medtronic, Inc.	1,628	68,555
Merck & Co., Inc.	4,338	192,173
Mondelez International, Inc., Class A	4,314	111,689
Nestle S.A. (Switzerland)	3,820	250,090
Novartis AG (Switzerland)	2,787	172,533
Novo Nordisk A/S, Class B (Denmark)	445	70,678
Onyx Pharmaceuticals, Inc.*	428	32,301
Pfizer, Inc.	11,630	290,983
Pharmacyclics, Inc.*	600	31,830
Pilgrim’s Pride Corp.*	4,455	31,809
Procter & Gamble (The) Co.	4,319	301,595
Quad/Graphics, Inc.	1,371	22,210
Questcor Pharmaceuticals, Inc.	685	17,776

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Reckitt Benckiser Group PLC (United Kingdom)	791	$49,757
Rent-A-Center, Inc.	685	23,811
Roche Holding AG (Switzerland)	843	165,979
Rollins, Inc.	1,458	33,199
Sabmiller PLC (United Kingdom)	1,105	50,073
Salix Pharmaceuticals Ltd.*	667	28,581
Sanofi (France)	957	85,459
Santarus, Inc.*	3,170	31,605
Seaboard Corp.*	11	25,964
Seattle Genetics, Inc.*	1,200	30,372
Select Medical Holdings Corp.*	2,199	24,277
Sequenom, Inc.*	5,997	29,205
Spectrum Brands Holdings, Inc.	514	24,585
Takeda Pharmaceutical Co. Ltd. (Japan)	841	38,445
Tesco PLC (United Kingdom)	11,188	58,292
Teva Pharmaceutical Industries Ltd. (Israel)	1,015	41,281
TNS, Inc.*	1,200	17,520
TreeHouse Foods, Inc.*	399	20,924
Unilever NV (Netherlands)	1,943	73,727
Unilever PLC (United Kingdom)	1,518	58,461
United Natural Foods, Inc.*	514	26,610
UnitedHealth Group, Inc.	1,906	103,667
Viropharma, Inc.*	857	21,245
Woolworths Ltd. (Australia)	1,465	44,750

		5,159,882

Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,570	26,429

Energy — 9.9%
BG Group PLC (United Kingdom)	3,927	67,342
BP PLC (United Kingdom)	21,344	147,636
Cameron International Corp.*	1,799	97,056
Cheniere Energy, Inc.*	2,056	34,541
Chevron Corp.	3,114	329,118
ConocoPhillips	2,012	114,563
Continental Resources, Inc.*	1,371	94,188
CVR Energy, Inc.*	771	35,266
Dril-Quip, Inc.*	435	30,611
Energy XXI Bermuda Ltd. (Bermuda)	771	24,425
ENI S.p.A (Italy)	2,974	70,320
Exxon Mobil Corp.	7,397	651,971
Helix Energy Solutions Group, Inc.*	1,028	18,000
Hess Corp.	2,656	131,764
Kodiak Oil & Gas Corp.*	2,228	19,116
McMoRan Exploration Co.*	1,285	10,961
Oasis Petroleum, Inc.*	857	25,899
Royal Dutch Shell PLC, Class A (United Kingdom)	4,301	144,029
Royal Dutch Shell PLC, Class B (United Kingdom)	3,067	105,901
Schlumberger Ltd. (Netherland Antilles)	2,203	157,779
Southwestern Energy Co.*	2,402	83,373
Statoil ASA (Norway)	1,208	29,542
Targa Resources Corp.	428	21,439
Tesco Corp.*	1,971	21,287
Total S.A. (France)	2,556	127,904
Vantage Drilling Co.*	13,022	23,440

See Notes to Financial Statements.	29

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Energy (Continued)
Williams (The) Cos., Inc.	1,028	$33,760
Woodside Petroleum Ltd. (Australia)	774	27,293

		2,678,524

Financial — 19.0%
AIA Group Ltd. (Hong Kong)	11,481	44,665
Alexander’s, Inc. REIT	43	19,049
Allianz SE (Germany)	513	66,687
Alterra Capital Holdings Ltd. (Bermuda)	1,028	24,055
American Campus Communities, Inc. REIT	665	29,127
American Express Co.	1,932	107,999
American International Group, Inc.*	2,827	93,659
American Tower Corp., Class A REIT	600	44,958
AON PLC (United Kingdom)	2,485	141,147
Australia & New Zealand Banking Group Ltd. (Australia)	3,039	77,232
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	6,431	54,568
Banco Santander S.A. (Spain)	19,378	149,051
Bank of America Corp.	18,601	183,406
Barclays PLC (United Kingdom)	18,497	72,925
Berkshire Hathaway, Inc., Class B*	4,042	356,018
BioMed Realty Trust, Inc. REIT	1,933	37,249
BNP Paribas (France)	1,228	68,589
Boston Properties, Inc. REIT	1,114	114,330
CBL & Associates Properties, Inc. REIT	1,666	37,502
Citigroup, Inc.	5,018	173,472
Citizens, Inc.*	2,228	22,414
Commonwealth Bank of Australia (Australia)	1,809	112,649
Credit Acceptance Corp.*	228	21,035
Deutsche Bank AG (Germany) (a)	1,324	58,444
Equity Lifestyle Properties, Inc. REIT	420	27,569
Equity One, Inc. REIT	1,100	22,737
Equity Residential REIT	466	25,868
Extra Space Storage, Inc. REIT	943	33,146
Franklin Resources, Inc.	384	50,696
Goldman Sachs Group (The), Inc.	782	92,112
Hancock Holding Co.	857	26,927
Hatteras Financial Corp. REIT	1,028	27,406
Highwoods Properties, Inc. REIT	699	22,536
Home Properties, Inc. REIT	399	23,497
HSBC Holdings PLC (United Kingdom)	22,685	231,843
ING Groep NV (Netherlands)*	4,718	42,401
Invesco Mortgage Capital, Inc. REIT	1,200	25,404
JPMorgan Chase & Co.	6,289	258,353
Kilroy Realty Corp. REIT	700	31,570
LaSalle Hotel Properties REIT	800	19,288
Marsh & McLennan Cos., Inc.	857	30,184
Meadowbrook Insurance Group, Inc.	2,313	12,860
MFA Financial, Inc. REIT	3,532	29,704
Mid-America Apartment Communities, Inc. REIT	377	23,495
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,363	65,658
Mizuho Financial Group, Inc. (Japan)	26,671	42,689
Monmouth Real Estate Investment Corp., Class A REIT	1,971	20,696
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	202	34,482

	Number of Shares	Value

Financial (Continued)
National Australia Bank Ltd. (Australia)	2,457	$62,287
National Retail Properties, Inc. REIT	985	30,259
Ocwen Financial Corp.*	1,285	46,080
OMEGA Healthcare Investors, Inc. REIT	1,091	25,006
Post Properties, Inc. REIT	685	33,654
Primerica, Inc.	685	19,612
ProAssurance Corp.	264	23,940
ProLogis, Inc. REIT	3,427	116,311
Prudential PLC (United Kingdom)	2,934	42,555
PS Business Parks, Inc. REIT	257	16,574
Public Storage REIT	267	37,551
Republic Bancorp, Inc., Class A	1,028	21,043
Shopping Centres Australasia Property Group REIT (Australia)*	293	443
Signature Bank*	533	37,395
Simon Property Group, Inc. REIT	457	69,523
Sovran Self Storage, Inc. REIT	257	15,880
Standard Chartered PLC (United Kingdom)	2,816	65,665
Starwood Property Trust, Inc. REIT	1,114	25,466
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,501	48,304
SVB Financial Group*	362	19,990
T. Rowe Price Group, Inc.	1,923	124,361
Tanger Factory Outlet Centers, Inc. REIT	853	28,047
Taylor Capital Group, Inc.*	1,371	24,130
Texas Capital Bancshares, Inc.*	343	15,449
Tompkins Financial Corp.	600	23,394
Two Harbors Investment Corp. REIT	2,056	23,274
U.S. Bancorp	2,913	93,973
UBS AG (Switzerland)	5,076	79,449
Visa, Inc., Class A	1,314	196,719
Washington Real Estate Investment Trust REIT	750	19,440
Wells Fargo & Co.	8,200	270,683
Westpac Banking Corp. (Australia)	3,420	90,982
Zurich Financial Services AG (Switzerland)	207	52,845

		5,131,635

Industrial — 9.6%
ABB Ltd. (Switzerland)	2,510	48,932
Actuant Corp., Class A	685	19,707
Acuity Brands, Inc.	466	30,826
Altra Holdings, Inc.	1,542	29,005
AO Smith Corp.	428	26,943
Apogee Enterprises, Inc.	1,371	31,423
Boeing (The) Co.	1,200	89,136
Bristow Group, Inc.	343	17,870
Builders FirstSource, Inc.*	4,712	24,502
Caterpillar, Inc.	1,099	93,679
Chart Industries, Inc.*	343	20,745
Clean Harbors, Inc.*	579	33,165
Colfax Corp.*	1,028	40,082
Cummins, Inc.	343	33,669
Darling International, Inc.*	1,114	18,793
East Japan Railway Co. (Japan)	428	28,077
Eaton Corp.*	2,740	142,917
EMCOR Group, Inc.	685	22,502
Emerson Electric Co.	1,280	64,294
EnerSys*	533	18,570

See Notes to Financial Statements.	30

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Fabrinet (Cayman Islands)*	2,056	$25,536
Fanuc Corp. (Japan)	201	33,878
FedEx Corp.	552	49,421
FEI Co.	428	23,553
General Dynamics Corp.	661	43,957
General Electric Co.	17,320	365,972
Genesee & Wyoming, Inc., Class A*	514	37,496
Golar LNG Ltd. (Bermuda)	600	23,448
Graphic Packaging Holding Co.*	3,598	23,351
Hexcel Corp.*	1,028	26,574
Hitachi Ltd. (Japan)	5,997	34,612
Ingersoll-Rand PLC (Ireland)	2,342	114,243
Komatsu Ltd. (Japan)	932	20,873
Koninklijke Philips Electronics NV (Netherlands)	1,058	27,328
Middleby Corp.*	171	21,784
Mitsubishi Electric Corp. (Japan)	1,999	15,562
Mueller Industries, Inc.	343	16,382
Powell Industries, Inc.*	600	24,024
Robbins & Myers, Inc.	600	35,640
Rolls-Royce Holdings PLC (United Kingdom)	2,299	32,810
Sauer-Danfoss, Inc.	428	22,483
Schneider Electric S.A. (France)	536	37,672
Siemens AG (Germany)	1,007	103,860
Smith & Wesson Holding Corp.*	2,399	25,429
Stanley Black & Decker, Inc.	1,457	104,773
Tetra Tech, Inc.*	685	17,646
Tredegar Corp.	1,542	29,067
Triumph Group, Inc.	428	28,081
Union Pacific Corp.	771	94,663
United Parcel Service, Inc., Class B	1,506	110,103
United Technologies Corp.	1,542	123,529
Vinci S.A. (France)	596	26,297
Woodward, Inc.	857	31,340

		2,586,224

Technology — 10.6%
Accelrys, Inc.*	2,742	24,157
Activision Blizzard, Inc.	8,482	97,035
Apple, Inc.	1,466	858,021
Applied Materials, Inc.	10,538	113,072
ASML Holding NV (Netherlands)	387	24,180
Aspen Technology, Inc.*	857	22,273
Athenahealth, Inc.*	428	27,259
CACI International, Inc., Class A*	222	11,355
Canon, Inc. (Japan)	1,542	53,905
Cirrus Logic, Inc.*	771	24,148
Citrix Systems, Inc.*	1,542	94,310
Commvault Systems, Inc.*	514	34,109
Concur Technologies, Inc.*	572	37,586
Cray, Inc.*	1,885	26,805
Dell, Inc.	2,913	28,081
EMC Corp.*	3,684	91,437
EPIQ Systems, Inc.	1,542	18,489
Fidelity National Information Services, Inc.	2,228	80,431
Hewlett-Packard Co.	3,598	46,738
International Business Machines Corp.	1,982	376,720
Jack Henry & Associates, Inc.	781	30,357

	Number of Shares	Value

Technology (Continued)
JDA Software Group, Inc.*	428	$19,114
Mentor Graphics Corp.*	1,285	19,185
Microsemi Corp.*	857	16,403
Microsoft Corp.	13,749	365,999
MKS Instruments, Inc.	600	14,550
Netsuite, Inc.*	685	40,840
Parametric Technology Corp.*	1,305	26,413
Progress Software Corp.*	685	13,775
QLIK Technologies, Inc.*	1,114	21,589
SAP AG (Germany)	1,062	82,929
Solarwinds, Inc.*	857	48,018
SYNNEX Corp.*	343	11,326
Syntel, Inc.	428	25,748
Ultimate Software Group, Inc.*	257	24,289
Veeco Instruments, Inc.*	428	12,181

		2,862,827

Utilities — 1.8%
Centrica PLC (United Kingdom)	6,105	31,887
Cleco Corp.	600	24,174
Dominion Resources, Inc.	943	48,197
E.ON SE (Germany)	1,848	33,289
Edison International	2,570	116,883
GDF Suez (France)	1,510	33,966
National Grid PLC (United Kingdom)	4,442	50,189
New Jersey Resources Corp.	428	17,368
Piedmont Natural Gas Co., Inc.	867	26,756
SJW Corp.	943	23,066
WGL Holdings, Inc.	600	23,436
Wisconsin Energy Corp.	1,714	64,325

		493,536

TOTAL COMMON STOCKS (Cost $24,107,665)		25,226,972

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	150	32,473

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)	203,908	327

TOTAL PREFERRED STOCKS (Cost $32,399)		32,800

	Principal Amount	Value

CORPORATE BONDS — 3.1%
Basic Materials — 0.1%
Barrick North America Finance LLC 5.70%, 5/30/41	$13,000	15,177
BHP Billiton Finance USA Ltd. (Australia) 4.125%, 2/24/42	5,000	5,382
International Paper Co. 6.00%, 11/15/41	5,000	6,109
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/02/40	3,000	3,576

		30,244

See Notes to Financial Statements.	31

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Principal Amount	Value

Communications — 0.5%
America Movil S.A.B de CV (Mexico) 6.125%, 3/30/40	$13,000	$17,199
AT&T, Inc. 5.55%, 8/15/41	30,000	36,118
Cisco Systems, Inc. 5.90%, 2/15/39	17,000	22,496
Corning, Inc. 4.75%, 3/15/42	5,000	5,248
Discovery Communications LLC 4.95%, 5/15/42	13,000	14,185
Verizon Communications, Inc. 6.00%, 4/01/41	6,000	7,979
Viacom, Inc. 4.50%, 2/27/42	13,000	13,052
Walt Disney (The) Co., Series E 4.125%, 12/01/41	5,000	5,390

		121,667

Consumer, Cyclical — 0.2%
Home Depot, Inc. 5.95%, 4/01/41	8,000	10,959
Lowe’s Cos., Inc. 5.125%, 11/15/41	13,000	15,371
McDonald’s Corp., MTN 3.70%, 2/15/42	17,000	17,259

		43,589

Consumer, Non-cyclical — 0.6%
Amgen, Inc. 5.65%, 6/15/42	25,000	30,445
Archer-Daniels-Midland Co. 5.765%, 3/01/41	8,000	10,271
Diageo Investment Corp. 4.25%, 5/11/42	4,000	4,358
General Mills, Inc. 5.40%, 6/15/40	5,000	6,293
Gilead Sciences, Inc. 5.65%, 12/01/41	8,000	10,160
Johnson & Johnson 5.95%, 8/15/37	13,000	18,331
Kimberly-Clark Corp. 5.30%, 3/01/41	5,000	6,590
Medtronic, Inc. 4.50%, 3/15/42	5,000	5,837
PepsiCo, Inc. 4.00%, 3/05/42	5,000	5,253
Philip Morris International, Inc. 4.50%, 3/20/42	13,000	14,318
Procter & Gamble (The) Co. 5.55%, 3/05/37	26,000	35,577
UnitedHealth Group, Inc. 4.625%, 11/15/41	8,000	8,765
WellPoint, Inc. 4.625%, 5/15/42	8,000	8,384

		164,582

	Principal Amount	Value

Energy — 0.4%
Apache Corp. 4.75%, 4/15/43	$5,000	$5,497
Baker Hughes, Inc. 5.125%, 9/15/40	5,000	6,145
Devon Energy Corp. 4.75%, 5/15/42	13,000	14,042
Enterprise Products Operating LLC 4.85%, 8/15/42	17,000	17,782
Halliburton Co. 4.50%, 11/15/41	5,000	5,638
Plains All American Pipeline LP / PAA Finance Corp. 5.15%, 6/01/42	5,000	5,723
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	21,000	30,268
Transcanada Pipelines Ltd. (Canada) 6.10%, 6/01/40	8,000	10,745

		95,840

Financial — 0.3%
General Electric Capital Corp. 2.10%, 1/07/14	34,000	34,588
JPMorgan Chase & Co. 5.50%, 10/15/40	24,000	29,388
MetLife, Inc. 5.875%, 2/06/41	5,000	6,370
Simon Property Group LP 4.75%, 3/15/42	8,000	8,653
Travelers (The) Cos., Inc. 5.35%, 11/01/40	8,000	10,114

		89,113

Industrial — 0.3%
Caterpillar, Inc. 5.20%, 5/27/41	10,000	12,392
Deere & Co. 3.90%, 6/09/42	8,000	8,305
Dover Corp. 5.375%, 3/01/41	5,000	6,496
Illinois Tool Works, Inc. 4.875%, 9/15/41	5,000	6,000
Koninklijke Philips Electronics NV (Netherlands) 5.00%, 3/15/42	5,000	5,796
Norfolk Southern Corp. 4.837%, 10/01/41	13,000	14,887
7.90%, 5/15/97	6,000	9,717
Sonoco Products Co. 5.75%, 11/01/40	5,000	5,756
Stanley Black & Decker, Inc. 5.20%, 9/01/40	8,000	9,532
Union Pacific Corp. 4.75%, 9/15/41	6,000	6,908

		85,789

See Notes to Financial Statements.	32

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Principal Amount	Value

Technology — 0.1%
Applied Materials, Inc. 5.85%, 6/15/41	$5,000	$6,252
Intel Corp. 4.80%, 10/01/41	5,000	5,575
Oracle Corp. 5.375%, 7/15/40	19,000	24,108

		35,935

Utilities — 0.6%
Arizona Public Service Co. 5.05%, 9/01/41	13,000	15,158
Duke Energy Indiana, Inc. 6.45%, 4/01/39	17,000	23,688
Florida Power & Light Co. 5.95%, 2/01/38	22,000	29,814
5.25%, 2/01/41	12,000	15,076
Georgia Power Co. 5.40%, 6/01/40	13,000	16,106
Nevada Power Co. 5.45%, 5/15/41	13,000	16,536
Puget Sound Energy, Inc. 4.434%, 11/15/41	17,000	19,320
Southern California Edison Co. 6.05%, 3/15/39	3,000	4,169
Southern California Gas Co. 5.125%, 11/15/40	12,000	15,245
Southern Power Co. 5.15%, 9/15/41	13,000	15,015

		170,127

TOTAL CORPORATE BONDS (Cost $806,006)		836,886

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 3.2%
United States Treasury Bonds/ Notes — 3.2%
4.50%, 2/15/36	40,200	54,038
4.375%, 11/15/39	112,200	149,402
4.625%, 2/15/40	85,700	118,507
4.375%, 5/15/40	75,800	101,027
3.875%, 8/15/40	84,800	104,410
4.75%, 2/15/41	68,500	96,660
4.375%, 5/15/41	81,400	108,605
3.125%, 2/15/42	119,100	127,827

		860,476

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $752,927)		860,476

TOTAL INVESTMENTS — 99.7% (Cost $25,698,997)		$26,957,134
Other assets less liabilities — 0.3%		92,475

NET ASSETS — 100.0%		$27,049,609

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-Income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	33

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund

November 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 32.9%
Basic Materials — 1.7%
Air Liquide S.A. (France)	58	$7,084
Anglo American PLC (United Kingdom)	205	5,692
BASF SE (Germany)	150	13,442
BHP Billiton Ltd. (Australia)	561	20,128
BHP Billiton PLC (United Kingdom)	390	12,263
Coeur d’Alene Mines Corp.*	184	4,280
Dow Chemical (The) Co.	334	10,083
E.I. du Pont de Nemours & Co.	260	11,216
Freeport-McMoRan Copper & Gold, Inc.	234	9,128
Gold Resource Corp.	100	1,586
HB Fuller Co.	100	3,285
International Paper Co.	400	14,856
Linde AG (Germany)	39	6,744
Monsanto Co.	100	9,159
Rio Tinto Ltd. (Australia)	86	5,271
Rio Tinto PLC (United Kingdom)	234	11,601
Sensient Technologies Corp.	100	3,620
Sherwin-Williams (The) Co.	100	15,252
Syngenta AG (Switzerland)	16	6,416
Xstrata PLC (United Kingdom)	345	5,717

		176,823

Communications — 3.0%
Amazon.com, Inc.*	74	18,652
Anixter International, Inc.	100	6,108
Arris Group, Inc.*	200	2,794
AT&T, Inc.	1,365	46,588
Bankrate, Inc.*	200	2,406
Brightcove, Inc.*	200	1,944
BT Group PLC, Class A (United Kingdom)	1,213	4,539
Centurylink, Inc.	100	3,884
Cisco Systems, Inc.	1,239	23,430
Comcast Corp., Class A	581	21,601
Consolidated Communications Holdings, Inc.	200	3,008
Corning, Inc.	391	4,782
Deutsche Telekom AG (Germany)	518	5,706
Finisar Corp.*	200	2,714
France Telecom S.A. (France)	384	4,065
Google, Inc., Class A*	59	41,204
Leap Wireless International, Inc.*	500	3,250
Meredith Corp.	100	3,118
Netgear, Inc.*	100	3,486
News Corp., Class A	292	7,195
Softbank Corp. (Japan)	100	3,747
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	904	8,417
Telefonica S.A. (Spain)	782	10,262
Thomson Reuters Corp. (Canada)	150	4,131
Time Warner, Inc.	234	11,068
Verizon Communications, Inc.	641	28,281
Vodafone Group PLC (United Kingdom)	8,001	20,664
Vonage Holdings Corp.*	1,700	4,131
Walt Disney (The) Co.	397	19,715

		320,890

	Number of Shares	Value

Consumer, Cyclical — 3.6%
Arctic Cat, Inc.*	100	$3,763
Ascena Retail Group, Inc.*	340	6,834
Bayerische Motoren Werke AG (Germany)	65	5,765
Carter’s, Inc.*	100	5,304
Cash America International, Inc.	67	2,495
Cie Financiere Richemont S.A. (Switzerland)	114	8,792
Cinemark Holdings, Inc.	188	5,114
Columbia Sportswear Co.	23	1,332
Compass Group PLC (United Kingdom)	307	3,547
CVS Caremark Corp.	288	13,395
Daimler AG (Germany)	163	8,052
Dana Holding Corp.	300	4,254
Dr Horton, Inc.	300	5,838
DTS, Inc.*	200	3,056
Ford Motor Co.	1,032	11,816
GNC Holdings, Inc., Class A	100	3,513
Hennes & Mauritz AB, Class B (Sweden)	180	5,836
Honda Motor Co. Ltd. (Japan)	272	9,011
Inditex S.A. (Spain)	32	4,387
JetBlue Airways Corp.*	400	2,056
Kohl’s Corp.	267	11,922
Krispy Kreme Doughnuts, Inc.*	500	4,550
Las Vegas Sands Corp.	234	10,917
Lennar Corp., Class A	200	7,608
Life Time Fitness, Inc.*	100	4,706
Lions Gate Entertainment Corp. (Canada)*	200	3,276
Lowe’s Cos., Inc.	300	10,827
LVMH Moet Hennessy Louis Vuitton S.A. (France)	48	8,422
Maidenform Brands, Inc.*	100	1,837
MDC Holdings, Inc.	100	3,524
Men’s Wearhouse (The), Inc.	175	5,677
Mitsubishi Corp. (Japan)	366	6,927
Mitsui & Co. Ltd. (Japan)	440	6,077
Nike, Inc., Class B	100	9,748
Nissan Motor Co. Ltd. (Japan)	500	4,844
Nu Skin Enterprises, Inc., Class A	200	9,080
Penske Automotive Group, Inc.	234	6,816
Red Robin Gourmet Burgers, Inc.*	67	2,194
Ross Stores, Inc.	200	11,384
Ruby Tuesday, Inc.*	400	3,124
Ryman Hospitality Properties REIT	100	3,322
Saks, Inc.*	250	2,625
SIX Flags Entertainment Corp.	100	6,148
Southwest Airlines Co.	800	7,624
Systemax, Inc.*	300	3,090
Target Corp.	134	8,459
Tenneco, Inc.*	100	3,207
Toyota Motor Corp. (Japan)	420	18,002
VF Corp.	100	16,051
Wabash National Corp.*	500	4,045
Wal-Mart Stores, Inc.	684	49,262
Warnaco Group (The), Inc.*	155	11,143
Watsco, Inc.	50	3,585
World Fuel Services Corp.	106	4,129

		388,312

See Notes to Financial Statements.	34

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical — 6.7%
Abbott Laboratories	314	$20,410
Acacia Research — Acacia Technologies*	67	1,489
Accuray, Inc.*	500	3,140
Aetna, Inc.	400	17,276
Align Technology, Inc.*	100	2,739
Anheuser-Busch InBev NV (Belgium)	122	10,693
Ariad Pharmaceuticals, Inc.*	200	4,472
AstraZeneca PLC (United Kingdom)	204	9,699
Avanir Pharmaceuticals, Inc., Class A*	1,000	2,640
Bayer AG (Germany)	132	11,940
Becton Dickinson and Co.	200	15,334
BioScrip, Inc.*	400	4,120
Bristol-Myers Squibb Co.	334	10,898
British American Tobacco PLC (United Kingdom)	319	16,738
Capella Education Co.*	100	2,767
Centene Corp.*	100	4,391
Cepheid, Inc.*	100	3,242
Chemocentryx, Inc.*	200	2,370
Coca-Cola (The) Co.	862	32,687
Convergys Corp.	100	1,561
CSL Ltd. (Australia)	77	4,153
DANONE S.A. (France)	87	5,519
Diageo PLC (United Kingdom)	397	11,815
Fresh Del Monte Produce, Inc.	100	2,595
Fresh Market (The), Inc.*	100	5,183
FTI Consulting, Inc.*	100	3,091
Geo Group (The), Inc.	167	4,709
GlaxoSmithKline PLC (United Kingdom)	884	18,906
Hain Celestial Group (The), Inc.*	100	6,027
Hanger, Inc.*	100	2,611
Harris Teeter Supermarkets, Inc.	86	3,267
Imperial Tobacco Group PLC (United Kingdom)	194	7,764
Incyte Corp. Ltd.*	134	2,358
Integra Lifesciences Holdings Corp.*	100	3,876
JM Smucker (The) Co.*	134	11,854
Johnson & Johnson	625	43,582
Live Nation Entertainment, Inc.*	300	2,634
Magellan Health Services, Inc.*	69	3,580
MasterCard, Inc., Class A	23	11,240
Medtronic, Inc.	200	8,422
Merck & Co., Inc.	650	28,795
Molina Healthcare, Inc.*	100	2,784
Mondelez International, Inc., Class A	538	13,928
Nestle S.A. (Switzerland)	557	36,465
Novartis AG (Switzerland)	393	24,329
Novo Nordisk A/S, Class B (Denmark)	70	11,118
Onyx Pharmaceuticals, Inc.*	67	5,056
Pfizer, Inc.	1,642	41,083
Pharmacyclics, Inc.*	100	5,306
Pilgrim’s Pride Corp.*	600	4,284
Procter & Gamble (The) Co.	564	39,384
Quad/Graphics, Inc.	200	3,240
Questcor Pharmaceuticals, Inc.	100	2,595
Reckitt Benckiser Group PLC (United Kingdom)	114	7,171

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Rent-A-Center, Inc.	100	$3,476
Roche Holding AG (Switzerland)	125	24,611
Rollins, Inc.	320	7,287
Sabmiller PLC (United Kingdom)	151	6,843
Salix Pharmaceuticals Ltd.*	100	4,285
Sanofi (France)	145	12,948
Santarus, Inc.*	400	3,988
Seaboard Corp.*	1	2,360
Seattle Genetics, Inc.*	134	3,392
Select Medical Holdings Corp.*	200	2,208
Sequenom, Inc.*	800	3,896
Spectrum Brands Holdings, Inc.	100	4,783
Takeda Pharmaceutical Co. Ltd. (Japan)	107	4,891
Tesco PLC (United Kingdom)	1,329	6,924
Teva Pharmaceutical Industries Ltd. (Israel)	125	5,084
TNS, Inc.*	200	2,920
TreeHouse Foods, Inc.*	50	2,622
Unilever NV (Netherlands)	307	11,649
Unilever PLC (United Kingdom)	218	8,396
United Natural Foods, Inc.*	100	5,177
UnitedHealth Group, Inc.	226	12,292
Viropharma, Inc.*	67	1,661
Woolworths Ltd. (Australia)	188	5,743

		714,766

Energy — 3.5%
BG Group PLC (United Kingdom)	571	9,792
BP PLC (United Kingdom)	3,015	20,855
Cameron International Corp.*	300	16,185
Cheniere Energy, Inc.*	300	5,040
Chevron Corp.	431	45,552
ConocoPhillips	284	16,171
Continental Resources, Inc.*	200	13,740
CVR Energy, Inc.*	100	4,574
Dril-Quip, Inc.*	50	3,519
Energy XXI Bermuda Ltd. (Bermuda)	100	3,168
ENI S.p.A (Italy)	414	9,789
Exxon Mobil Corp.	1,055	92,989
Helix Energy Solutions Group, Inc.*	100	1,751
Hess Corp.	400	19,844
Kodiak Oil & Gas Corp.*	300	2,574
McMoRan Exploration Co.*	134	1,143
Oasis Petroleum, Inc.*	100	3,022
Royal Dutch Shell PLC, Class A (United Kingdom)	608	20,360
Royal Dutch Shell PLC, Class B (United Kingdom)	438	15,124
Schlumberger Ltd. (Netherland Antilles)	289	20,697
Southwestern Energy Co.*	290	10,066
Statoil ASA (Norway)	179	4,377
Targa Resources Corp.	100	5,009
Tesco Corp.*	300	3,240
Total S.A. (France)	357	17,864
Vantage Drilling Co.*	2,702	4,864
Williams (The) Cos., Inc.	100	3,284
Woodside Petroleum Ltd. (Australia)	139	4,901

		379,494

See Notes to Financial Statements.	35

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Financial — 6.7%
AIA Group Ltd. (Hong Kong)	1,400	$5,446
Alexander’s, Inc. REIT	9	3,987
Allianz SE (Germany)	75	9,750
Alterra Capital Holdings Ltd. (Bermuda)	134	3,136
American Campus Communities, Inc. REIT	210	9,198
American Express Co.	250	13,975
American International Group, Inc.*	401	13,285
American Tower Corp., Class A REIT	100	7,493
AON PLC (United Kingdom)	300	17,040
Australia & New Zealand Banking Group Ltd. (Australia)	446	11,334
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	875	7,424
Banco Santander S.A. (Spain)	2,835	21,807
Bank of America Corp.	2,595	25,587
Barclays PLC (United Kingdom)	2,969	11,705
Berkshire Hathaway, Inc., Class B*	539	47,474
BioMed Realty Trust, Inc. REIT	250	4,818
BNP Paribas (France)	190	10,612
Boston Properties, Inc. REIT	150	15,395
CBL & Associates Properties, Inc. REIT	200	4,502
Citigroup, Inc.	727	25,132
Citizens, Inc.*	300	3,018
Commonwealth Bank of Australia (Australia)	290	18,060
Credit Acceptance Corp.*	50	4,613
Deutsche Bank AG (Germany) (a)	192	8,475
Equity Lifestyle Properties, Inc. REIT	50	3,282
Equity One, Inc. REIT	154	3,183
Equity Residential REIT	50	2,776
Extra Space Storage, Inc. REIT	100	3,515
Franklin Resources, Inc.	51	6,733
Goldman Sachs Group (The), Inc.	110	12,957
Hancock Holding Co.	100	3,142
Hatteras Financial Corp. REIT	167	4,452
Highwoods Properties, Inc. REIT	97	3,127
Home Properties, Inc. REIT	50	2,945
HSBC Holdings PLC (United Kingdom)	3,179	32,491
ING Groep NV (Netherlands)*	982	8,825
Invesco Mortgage Capital, Inc. REIT	167	3,535
JPMorgan Chase & Co.	822	33,768
Kilroy Realty Corp. REIT	133	5,998
LaSalle Hotel Properties REIT	100	2,411
Marsh & McLennan Cos., Inc.	100	3,522
Meadowbrook Insurance Group, Inc.	467	2,597
MFA Financial, Inc. REIT	488	4,104
Mid-America Apartment Communities, Inc. REIT	40	2,493
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,992	9,106
Mizuho Financial Group, Inc. (Japan)	3,827	6,125
Monmouth Real Estate Investment Corp., Class A REIT	300	3,150
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	30	5,121
National Australia Bank Ltd. (Australia)	386	9,785
National Retail Properties, Inc. REIT	140	4,301
Ocwen Financial Corp.*	200	7,172
OMEGA Healthcare Investors, Inc. REIT	146	3,346
Post Properties, Inc. REIT	167	8,205

	Number of Shares	Value

Financial (Continued)
Primerica, Inc.	167	$4,781
ProAssurance Corp.	51	4,625
ProLogis, Inc. REIT	500	16,970
Prudential PLC (United Kingdom)	411	5,961
Public Storage REIT	50	7,032
Republic Bancorp, Inc., Class A	100	2,047
Shopping Centres Australasia Property Group REIT (Australia)*	37	56
Signature Bank*	50	3,508
Simon Property Group, Inc. REIT	55	8,367
Standard Chartered PLC (United Kingdom)	415	9,677
Starwood Property Trust, Inc. REIT	100	2,286
Sumitomo Mitsui Financial Group, Inc. (Japan)	322	10,362
SVB Financial Group*	50	2,761
T. Rowe Price Group, Inc.	234	15,133
Tanger Factory Outlet Centers, Inc. REIT	174	5,721
Taylor Capital Group, Inc.*	200	3,520
Tompkins Financial Corp.	100	3,899
Two Harbors Investment Corp. REIT	300	3,396
U.S. Bancorp	400	12,904
UBS AG (Switzerland)	693	10,847
Visa, Inc., Class A	148	22,157
Washington Real Estate Investment Trust REIT	103	2,670
Wells Fargo & Co.	1,134	37,434
Westpac Banking Corp. (Australia)	516	13,727
Zurich Financial Services AG (Switzerland)	27	6,893

		722,167

Industrial — 3.3%
ABB Ltd. (Switzerland)	395	7,700
Actuant Corp., Class A	167	4,805
Acuity Brands, Inc.	50	3,308
Altra Holdings, Inc.	200	3,762
AO Smith Corp.	67	4,218
Apogee Enterprises, Inc.	200	4,584
Boeing (The) Co.	200	14,856
Builders FirstSource, Inc.*	600	3,120
Caterpillar, Inc.	109	9,291
Clean Harbors, Inc.*	100	5,728
Colfax Corp.*	200	7,798
Darling International, Inc.*	100	1,687
East Japan Railway Co. (Japan)	100	6,560
Eaton Corp.*	347	18,099
EMCOR Group, Inc.	100	3,285
Emerson Electric Co.	252	12,658
EnerSys*	67	2,334
Fabrinet (Cayman Islands)*	300	3,726
Fanuc Corp. (Japan)	40	6,742
FedEx Corp.	50	4,477
General Dynamics Corp.	83	5,520
General Electric Co.	2,465	52,086
Genesee & Wyoming, Inc., Class A*	167	12,183
Golar LNG Ltd. (Bermuda)	67	2,618
Graphic Packaging Holding Co.*	600	3,894
Hexcel Corp.*	100	2,585
Hitachi Ltd. (Japan)	1,000	5,772
Ingersoll-Rand PLC (Ireland)	350	17,072

See Notes to Financial Statements.	36

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Komatsu Ltd. (Japan)	134	$3,001
Koninklijke Philips Electronics NV (Netherlands)	251	6,483
Powell Industries, Inc.*	100	4,004
Robbins & Myers, Inc.	67	3,980
Rolls-Royce Holdings PLC (United Kingdom)	314	4,481
Sauer-Danfoss, Inc.	67	3,520
Schneider Electric S.A. (France)	98	6,888
Siemens AG (Germany)	138	14,233
Smith & Wesson Holding Corp.*	300	3,180
Stanley Black & Decker, Inc.	234	16,827
Tetra Tech, Inc.*	100	2,576
Tredegar Corp.	200	3,770
Triumph Group, Inc.	67	4,396
Union Pacific Corp.	100	12,278
United Parcel Service, Inc., Class B	206	15,060
United Technologies Corp.	200	16,022
Vinci S.A. (France)	47	2,074
Woodward, Inc.	100	3,657

		356,898

Technology — 3.8%
Accelrys, Inc.*	400	3,524
Activision Blizzard, Inc.	1,168	13,362
Apple, Inc.	193	112,959
Applied Materials, Inc.	1,500	16,094
ASML Holding NV (Netherlands)	47	2,937
Aspen Technology, Inc.*	100	2,599
Athenahealth, Inc.*	100	6,369
Canon, Inc. (Japan)	200	6,992
Cirrus Logic, Inc.*	100	3,132
Citrix Systems, Inc.*	200	12,232
Commvault Systems, Inc.*	100	6,636
Concur Technologies, Inc.*	180	11,828
Cray, Inc.*	300	4,266
Dell, Inc.	400	3,856
EMC Corp.*	500	12,410
EPIQ Systems, Inc.	300	3,597
Fidelity National Information Services, Inc.	300	10,830
Hewlett-Packard Co.	567	7,365
International Business Machines Corp.	250	47,517
Jack Henry & Associates, Inc.	168	6,530
JDA Software Group, Inc.*	100	4,466
Mentor Graphics Corp.*	200	2,986
Microsemi Corp.*	34	651
Microsoft Corp.	1,970	52,441
MKS Instruments, Inc.	100	2,425
Netsuite, Inc.*	100	5,962
Parametric Technology Corp.*	230	4,655
Progress Software Corp.*	100	2,011
QLIK Technologies, Inc.*	234	4,535
SAP AG (Germany)	157	12,260
Solarwinds, Inc.*	100	5,603
SYNNEX Corp.*	100	3,302
Syntel, Inc.	100	6,016
Veeco Instruments, Inc.*	100	2,846

		405,194

	Number of Shares	Value

Utilities — 0.6%
Centrica PLC (United Kingdom)	834	$4,356
Cleco Corp.	100	4,029
Dominion Resources, Inc.	100	5,111
E.ON SE (Germany)	320	5,764
Edison International	400	18,193
GDF Suez (France)	238	5,354
National Grid PLC (United Kingdom)	456	5,152
New Jersey Resources Corp.	100	4,058
Piedmont Natural Gas Co., Inc.	118	3,641
SJW Corp.	100	2,446
WGL Holdings, Inc.	100	3,906
Wisconsin Energy Corp.	200	7,506

		69,516

TOTAL COMMON STOCKS (Cost $3,250,113)		3,534,060

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	31	6,711

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC, Class C (United Kingdom)	23,864	38

TOTAL PREFERRED STOCKS (Cost $6,667)		6,749

	Principal Amount	Value

CORPORATE BONDS — 10.2%
Communications — 1.8%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	$153,000	161,131
Google, Inc. 1.25%, 5/19/14	7,000	7,089
Telefonica Emisiones S.A.U. (Spain) 4.949%, 1/15/15	10,000	10,377
Time Warner Cable, Inc. 7.50%, 4/01/14	15,000	16,320

		194,917

Consumer, Non-cyclical — 2.4%
Clorox (The) Co. 5.00%, 1/15/15	50,000	54,094
PepsiCo, Inc. 0.75%, 3/05/15	70,000	70,383
Wyeth 5.50%, 2/01/14	37,000	39,189
Yale University, MTN 2.90%, 10/15/14	95,000	99,335

		263,001

Energy — 1.4%
BP Capital Markets PLC (United Kingdom) 3.625%, 5/08/14	145,000	151,267

See Notes to Financial Statements.	37

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

November 30, 2012 (Unaudited)

	Principal Amount	Value

Financial — 4.0%
American Tower Corp. 4.625%, 4/01/15	$45,000	$48,232
Bank of New York Mellon (The) Corp. 4.30%, 5/15/14	35,000	36,888
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	13,000	13,873
Citigroup, Inc. 6.375%, 8/12/14	17,000	18,426
National Rural Utilities Cooperative Finance Corp. 1.00%, 2/02/15	255,000	257,475
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	24,000	25,740
Wachovia Corp. 5.25%, 8/01/14	29,000	31,081

		431,715

Technology — 0.3%
Microsoft Corp. 0.875%, 9/27/13	30,000	30,151

Utilities — 0.3%
Exelon Generation Co. LLC 5.35%, 1/15/14	27,000	28,299

TOTAL CORPORATE BONDS (Cost $1,093,990)		1,099,350

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 56.5%
United States Treasury Bonds/Notes — 56.5%
1.375%, 2/15/13	355,000	355,957
2.50%, 3/31/13	713,700	719,304
1.75%, 4/15/13	355,000	357,163
3.50%, 5/31/13	345,000	350,714
1.00%, 7/15/13	79,400	79,822
1.25%, 2/15/14	363,700	368,204
0.25%, 3/31/14	164,000	164,071
4.75%, 5/15/14	602,900	642,323
0.75%, 6/15/14	352,000	354,791
2.625%, 7/31/14	372,000	386,706
4.25%, 8/15/14	65,000	69,418
2.375%, 8/31/14	102,000	105,773
2.375%, 9/30/14	340,000	353,188
0.50%, 10/15/14	355,000	356,637
0.375%, 11/15/14	136,000	136,324
4.25%, 11/15/14	147,000	158,410
2.125%, 11/30/14	345,000	357,776
0.25%, 12/15/14	360,000	359,944
4.00%, 2/15/15	325,000	351,533
2.50%, 3/31/15	29,000	30,498

		6,058,556

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $6,047,118)		6,058,556

TOTAL INVESTMENTS — 99.7%
(Cost $10,397,888)		$10,698,715
Other assets less liabilities — 0.3%		34,929

NET ASSETS — 100.0%		$10,733,644

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-Income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	38

This Page is Intentionally Left Blank

db-X Exchange-Traded Funds Inc.

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2012 (Unaudited)

	db-X 2010 Target Date Fund	db-X 2020 Target Date Fund	db-X 2030 Target Date Fund	db-X 2040 Target Date Fund	db-X In-Target Date Fund
Assets
Investments at fair value	$9,585,589	$28,962,271	$32,491,489	$26,898,690	$10,690,240
Investments in Affiliates at fair value (See Note 5)	2,472	36,108	58,577	58,444	8,475
Cash	21,798	20,577	26,586	20,208	11,229
Foreign currency at value	4,503	12,654	14,169	11,060	15,258
Receivables:
Investment securities sold	561	3,964	5,874	6,006	740
Interest and dividends	33,718	122,253	143,371	86,445	39,583
From investment advisor	6,828	11,709	11,246	10,980	7,062
Foreign tax reclaim	929	20,898	25,516	28,052	2,087
Prepaid expenses	2,929	3,659	3,614	3,576	2,962

Total Assets	$9,659,327	$29,194,093	$32,780,442	$27,123,461	$10,777,636

Liabilities
Payables:
Investment advisory fees	$5,119	$15,368	$17,201	$14,159	$5,694
Accrued expenses and other liabilities	36,838	67,142	62,369	59,693	38,298

Total Liabilities	41,957	82,510	79,570	73,852	43,992

Net Assets	$9,617,370	$29,111,583	$32,700,872	$27,049,609	$10,733,644

Net Assets Consist of
Paid-in capital	$11,140,420	$31,749,451	$35,435,722	$31,892,928	$10,623,093
Undistributed net investment income	33,875	301,610	603,951	491,557	46,860
Accumulated net realized gain (loss)	(1,665,311)	(3,927,740)	(4,866,866)	(6,592,824)	(237,307)
Net unrealized appreciation (depreciation)	108,386	988,262	1,528,065	1,257,948	300,998

Net Assets	$9,617,370	$29,111,583	$32,700,872	$27,049,609	$10,733,644

Number of Common Shares outstanding	400,800	1,200,800	1,400,800	1,200,800	400,800

Net Assets Value	$24.00	$24.24	$23.34	$22.53	$26.78

Investments at cost	$9,476,685	$27,944,743	$30,925,762	$25,601,385	$10,386,909

Investments in Affiliates at cost	$3,167	$65,674	$96,596	$97,612	$10,979

Foreign currency at cost	$4,401	$12,498	$13,949	$11,235	$15,137

See Notes to Financial Statements.	40

db-X Exchange-Traded Funds Inc.

STATEMENTS OF OPERATIONS

For the Six Months Ended November 30, 2012 (Unaudited)

	db-X 2010 Target Date Fund	db-X 2020 Target Date Fund	db-X 2030 Target Date Fund	db-X 2040 Target Date Fund	db-X In-Target Date Fund
Investment Income
Unaffiliated interest income	$25,872	$61,627	$136,267	$35,460	$19,224
Affiliated dividend income	42	589	936	1,087	84
Unaffiliated dividend income*	17,910	195,790	282,008	312,411	37,821

Total investment income	43,824	258,006	419,211	348,958	57,129

Expenses
Advisory fees	31,162	103,513	103,673	97,123	34,601
Professional fees	15,607	23,902	23,115	22,611	15,951
Directors	8,167	27,668	25,818	24,634	8,974
Insurance	8,023	8,023	8,023	8,023	8,023
Listing fees	9,025	9,025	9,025	9,025	9,025
Printing	4,299	14,563	13,588	12,966	4,724
Other	196	207	205	204	198

Total Expenses	76,479	186,901	183,447	174,586	81,496

Less fees waived and expenses reimbursed: (See Note 3)	(45,125)	(83,196)	(79,581)	(77,301)	(46,894)
Net Expenses	31,354	103,705	103,866	97,285	34,602

Net Investment Income	12,470	154,301	315,345	251,673	22,527

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	13,473	(180,261)	991,546	(108,781)	(11,759)
In-kind redemptions	—	434,484	—	649,462	—
Foreign currency related transactions	(203)	(575)	115	1,424	(345)

Net realized gain (loss)	13,270	253,648	991,661	542,105	(12,104)
Net change in unrealized appreciation (depreciation) on:
Investments	136,937	1,652,988	1,557,293	2,347,627	346,125
Foreign currency translations	516	2,663	2,501	1,781	797

Net change in unrealized appreciation (depreciation)	137,453	1,655,651	1,559,794	2,349,408	346,922

Net Gain (loss) on investment and foreign currency transactions	150,723	1,909,299	2,551,455	2,891,513	334,818

Net Increase (Decrease) in Net Assets from Operations	$163,193	$2,063,600	$2,866,800	$3,143,186	$357,345

* Foreign taxes withheld	$288	$3,419	$4,389	$4,930	$840

See Notes to Financial Statements.	41

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	db-X 2010 Target Date Fund		db-X 2020 Target Date Fund
	For the Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,470	$92,947	$154,301	$424,297
Net realized gain (loss)	13,270	399,249	253,648	2,435,613
Net change in unrealized appreciation (depreciation)	137,453	(567,383)	1,655,651	(4,161,490)

Net increase (decrease) resulting from operations	163,193	(75,187)	2,063,600	(1,301,580)

Distributions to Shareholders from
Net investment income	—	(120,259)	—	(585,276)

Total distributions	—	(120,259)	—	(585,276)

Fund Shares Transactions
Value of shares redeemed	—	(4,758,317)	(4,870,232)	(4,607,004)

Net increase (decrease) in net assets resulting from fund share transactions	—	(4,758,317)	(4,870,232)	(4,607,004)

Total increase (decrease) in Net Assets	163,193	(4,953,763)	(2,806,632)	(6,493,860)

Net Assets
Beginning of period	9,454,177	14,407,940	31,918,215	38,412,075

End of period	$9,617,370	$9,454,177	$29,111,583	$31,918,215

Undistributed net investment income	$33,875	$21,405	$301,610	$147,309

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,800	600,800	1,400,800	1,600,800
Shares redeemed	—	(200,000)	(200,000)	(200,000)

Shares outstanding, end of period	400,800	400,800	1,200,800	1,400,800

See Notes to Financial Statements.	42

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db-X 2030 Target Date Fund		db-X 2040 Target Date Fund
	For the Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	For the Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$315,345	$684,410	$251,673	$530,421
Net realized gain (loss)	991,661	2,499,650	542,105	2,407,190
Net change in unrealized appreciation (depreciation)	1,559,794	(3,713,126)	2,349,408	(4,641,115)

Net increase (decrease) resulting from operations	2,866,800	(529,066)	3,143,186	(1,703,504)

Distributions to Shareholders from
Net investment income	—	(672,939)	—	(533,276)

Total distributions	—	(672,939)	—	(533,276)

Fund Shares Transactions
Value of shares redeemed	—	(4,271,271)	(4,451,251)	(4,128,167)

Net increase (decrease) in net assets resulting from fund share transactions	—	(4,271,271)	(4,451,251)	(4,128,167)

Total increase (decrease) in Net Assets	2,866,800	(5,473,276)	(1,308,065)	(6,364,947)

Net Assets
Beginning of period	29,834,072	35,307,348	28,357,674	34,722,621

End of period	$32,700,872	$29,834,072	$27,049,609	$28,357,674

Undistributed net investment income	$603,951	$288,606	$491,557	$239,884

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,400,800	1,600,800	1,400,800	1,600,800
Shares redeemed	—	(200,000)	(200,000)	(200,000)

Shares outstanding, end of period	1,400,800	1,400,800	1,200,800	1,400,800

See Notes to Financial Statements.	43

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db-X In-Target Date Fund
	For the Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$22,527	$88,664
Net realized gain (loss)	(12,104)	595,460
Net change in unrealized appreciation (depreciation)	346,922	(894,564)

Net increase (decrease) resulting from operations	357,345	(210,440)

Distributions to Shareholders from
Net investment income	—	(107,883)

Total distributions	—	(107,883)

Fund Shares Transactions
Value of shares redeemed	—	(5,253,424)

Net increase (decrease) in net assets resulting from fund share transactions	—	(5,253,424)

Total increase (decrease) in Net Assets	357,345	(5,571,747)

Net Assets
Beginning of period	10,376,299	15,948,046

End of period	$10,733,644	$10,376,299

Undistributed net investment income	$46,860	$24,333

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,800	600,800
Shares redeemed	—	(200,000)

Shares outstanding, end of period	400,800	400,800

See Notes to Financial Statements.	44

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period

	For the Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,					For the Period October 1, 2007* through May 31, 2008
db-X 2010 Target Date Fund			2012	2011	2010	2009
Net Asset Value, beginning of period	$23.59		$23.98	$23.24	$22.09	$24.93		$25.39

Income from Investment Operations:
Net investment income**	0.03		0.16	0.37	0.55	0.69		0.55
Net realized and unrealized gain (loss)**	0.38		(0.35)	0.99	1.11	(2.67)		(0.80)
Contributions from advisor	—		—	0.04	—	—		—

Net increase (decrease) in net asset value from operations	0.41		(0.19)	1.40	1.66	(1.98)		(0.25)

Distributions paid to shareholders from:
Net investment income	—		(0.20)	(0.66)	(0.51)	(0.86)		(0.18)
Net realized capital gains	—		—	—	—	—		(0.03)

Total distributions	—		(0.20)	(0.66)	(0.51)	(0.86)		(0.21)

Net Asset Value, end of period	$24.00		$23.59	$23.98	$23.24	$22.09		$24.93

Total Return***	1.74%		(0.79)%	6.09%	7.51%	(7.87)%		(0.99)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$9,617		$9,454	$14,408	$18,610	$17,693		$24,953
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%		0.65%†
Expenses, prior to fee waiver and expense reimbursements	1.60	%†	1.39%	1.70%	2.10%	1.70%		1.55%†
Net investment income	0.26	%†	0.67%	1.56%	2.32%	3.09%		3.33%†
Portfolio turnover rate††	73%		65%	58%	51%	54%		22%

	For the Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,					For the Period October 1, 2007* through May 31, 2008
db-X 2020 Target Date Fund			2012	2011	2010	2009
Net Asset Value, beginning of period	$22.79		$24.00	$20.69	$18.56	$24.18		$25.52

Income from Investment Operations:
Net investment income**	0.12		0.28	0.44	0.51	0.61		0.44
Net realized and unrealized gain (loss)**	1.33		(1.12)	3.39	2.10	(5.64)		(1.67)
Contributions from advisor	—		—	0.01	—	—		—

Net increase (decrease) in net asset value from operations	1.45		(0.84)	3.84	2.61	(5.03)		(1.23)

Distributions paid to shareholders from:
Net investment income	—		(0.37)	(0.53)	(0.48)	(0.59)		(0.10)
Net realized capital gains	—		—	—	—	(0.00	)(a)	(0.01)

Total distributions	—		(0.37)	(0.53)	(0.48)	(0.59)		(0.11)

Net Asset Value, end of period	$24.24		$22.79	$24.00	$20.69	$18.56		$24.18

Total Return***	6.36%		(3.49)%	18.71%	13.99%	(20.73)%		(4.82)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$29,112		$31,918	$38,412	$41,405	$37,142		$43,539
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%		0.65%†
Expenses, prior to fee waiver and expense reimbursements	1.17	%†	1.16%	1.42%	1.90%	1.60%		1.32%†
Net investment income	0.24	%†	1.20%	1.97%	2.43%	3.17%		2.69%†
Portfolio turnover rate††	49%		55%	49%	37%	64%		20%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	45

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

	For the Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				For the Period October 1, 2007* through May 31, 2008
db-X 2030 Target Date Fund			2012	2011	2010	2009
Net Asset Value, beginning of period	$21.30		$22.06	$18.18	$16.07	$23.57	$25.60

Income from Investment Operations:
Net investment income**	0.23		0.46	0.39	0.37	0.44	0.35
Net realized and unrealized gain (loss) **	1.81		(0.74)	3.90	2.07	(7.54)	(2.29)
Contributions from advisor	—		—	0.00 (a)	—	—	—

Net increase (decrease) in net asset value from operations	2.04		(0.28)	4.29	2.44	(7.10)	(1.94)

Distributions paid to shareholders from:
Net investment income	—		(0.48)	(0.41)	(0.33)	(0.40)	(0.08)
Net realized capital gains	—		—	—	—	—	(0.01)

Total distributions	—		(0.48)	(0.41)	(0.33)	(0.40)	(0.09)

Net Asset Value, end of period	$23.34		$21.30	$22.06	$18.18	$16.07	$23.57

Total Return***	9.58%		(1.17)%	23.74%	15.13%	(30.08)%	(7.59)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$32,701		$29,834	$35,307	$32,740	$28,937	$33,021
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65	%†
Expenses, prior to fee waiver and expense reimbursements	1.15	%†	1.18%	1.43%	1.95%	1.62%	1.38	%†
Net investment income	0.50	%†	2.17%	1.93%	2.01%	2.52%	2.13	%†
Portfolio turnover rate††	43%		40%	39%	42%	64%	13%

	For the Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,				For the Period October 1, 2007* through May 31, 2008
db-X 2040 Target Date Fund			2012	2011	2010	2009
Net Asset Value, beginning of period	$20.24		$21.69	$17.48	$15.35	$23.49	$25.64

Income from Investment Operations:
Net investment income**	0.18		0.37	0.32	0.32	0.37	0.29
Net realized and unrealized gain (loss)**	2.11		(1.44)	4.25	2.08	(8.15)	(2.38)

Net increase (decrease) in net asset value from operations	2.29		(1.07)	4.57	2.40	(7.78)	(2.09)

Distributions paid to shareholders from:
Net investment income	—		(0.38)	(0.36)	(0.27)	(0.36)	(0.06)
Net realized capital gains	—		—	—	—	—	(0.00	)(a)

Total distributions	—		(0.38)	(0.36)	(0.27)	(0.36)	(0.06)

Net Asset Value, end of period	$22.53		$20.24	$21.69	$17.48	$15.35	$23.49

Total Return***	11.31%		(4.86)%	26.32%	15.59%	(33.03)%	(8.14)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$27,050		$28,358	$34,723	$31,477	$27,651	$37,605
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65	%†
Expenses, prior to fee waiver and expense reimbursements	1.17	%†	1.20%	1.43%	1.97%	1.65%	1.36	%†
Net investment income	0.42	%†	1.84%	1.64%	1.79%	2.21%	1.89	%†
Portfolio turnover rate††	31%		34%	35%	38%	56%	10%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	46

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

	For the Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,					For the Period October 1, 2007* through May 31, 2008
db-X In-Target Date Fund			2012	2011	2010	2009
Net Asset Value, beginning of period	$25.89		$26.54	$25.07	$24.38	$25.46		$25.08

Income from Investment Operations:
Net investment income**	0.06		0.16	0.25	0.33	0.47		0.43
Net realized and unrealized gain (loss)**	0.83		(0.63)	1.61	0.70	(0.96)		0.10
Contributions from advisor	—		—	0.00 (a)	—	—		—

Net increase (decrease) in net asset value from operations	0.89		(0.47)	1.86	1.03	(0.49)		0.53

Distributions paid to shareholders from:
Net investment income	—		(0.18)	(0.39)	(0.34)	(0.59)		(0.15)
Net realized capital gains	—		—	—	—	(0.00	)(a)	(0.00	)(a)

Total distributions	—		(0.18)	(0.39)	(0.34)	(0.59)		(0.15)

Net Asset Value, end of period	$26.78		$25.89	$26.54	$25.07	$24.38		$25.46

Total Return***	3.44%		(1.77)%	7.44%	4.23%	(1.87)%		2.12%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$10,734		$10,376	$15,948	$20,074	$24,400		$30,576
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%		0.65	%†
Expenses, prior to fee waiver and expense reimbursements	1.53	%†	1.36%	1.66%	2.06%	1.57%		1.61	%†
Net investment income	0.11	%†	0.59%	0.96%	1.30%	1.91%		2.62	%†
Portfolio turnover rate††	53%		59%	60%	42%	75%		21%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	47

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization

db-X Exchange-Traded Funds Inc. (the “Company”) was organized as a Maryland corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the “Act”).

As of November 30, 2012, there were five (5) series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds”) in operation and trading:

db-X 2010 Target Date Fund	“db-X 2010 Fund”
db-X 2020 Target Date Fund	“db-X 2020 Fund”
db-X 2030 Target Date Fund	“db-X 2030 Fund”
db-X 2040 Target Date Fund	“db-X 2040 Fund”
db-X In-Target Date Fund	“db-X In-Target Fund”

On January 16, 2013, the Board of Trustees approved a change in the Funds’ names. Effective January 31, 2013, each of these Funds’ names will be changed as follows:

Current Fund Name	New Fund Name
db-X 2010 Target Date Fund	db X-trackers 2010 Target Date Fund
db-X 2020 Target Date Fund	db X-trackers 2020 Target Date Fund
db-X 2030 Target Date Fund	db X-trackers 2030 Target Date Fund
db-X 2040 Target Date Fund	db X-trackers 2040 Target Date Fund
db-X In-Target Date Fund	db X-trackers In-Target Date Fund

DBX Strategic Advisors LLC (“DBX” or the “Advisor”) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.

Each Fund offers shares, that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). Zacks Investment Research (“Zacks”) is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes: international equities, domestic equities, and fixed income, which includes cash, cash equivalents or short-term money market instruments. Short-term instruments include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities. These Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

The underlying indexes for the Funds are:

Fund	Underlying Index
db-X 2010 Fund	Zacks 2010 Lifecycle Index
db-X 2020 Fund	Zacks 2020 Lifecycle Index
db-X 2030 Fund	Zacks 2030 Lifecycle Index
db-X 2040 Fund	Zacks 2040 Lifecycle Index
db-X In-Target Fund	Zacks In-Target Lifecycle Index

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. Markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Company’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Company enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The director’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Company expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Any assets or securities for which market quotations are not readily available are valued at fair-value in accordance with procedures adopted by the Board of Directors. The Board of Directors has delegated to the Advisor the responsibility to exercise oversight in the administration of these procedures.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Funds may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price.

U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Advisor may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security.

Cash    Cash consists of cash held at banks.

Fair Value Measurement    The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means

•	Level 3 — significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Level 1 investments consist of active listed equities.

Level 2 investments generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and rights.

Level 3 investments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange and less liquid corporate debt securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of investments classified as Level 3 may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 securities may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 securities does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. There were no securities classified as Level 3 at November 30, 2012.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of November 30, 2012 (see the Schedule of Investments for security categories). For the six-month period ended November 30, 2012, there were no transfers between investment levels.

	Investments in Securities
	Level 1	Level 2	Level 3	Fair Value at 11/30/2012
db-X 2010 Fund
Investments in Securities
Common Stocks	$1,703,214	$—	$—	$1,703,214
Preferred Stocks	3,270	—	—	3,270
Corporate Bonds	—	1,213,174	—	1,213,174
United States Government & Agencies Obligations	—	6,668,403	—	6,668,403

Total Investments	$1,706,484	$7,881,577	$—	$9,588,061

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Investments in Securities
	Level 1	Level 2	Level 3	Fair Value at 11/30/2012
db-X 2020 Fund
Investments in Securities
Common Stocks	$15,761,158	$—	$—	$15,761,158
Preferred Stocks	21,395	—	—	21,395
Corporate Bonds	—	3,463,787	—	3,463,787
United States Government & Agencies Obligations	—	9,752,039	—	9,752,039

Total Investments	$15,782,553	$13,215,826	$—	$28,998,379

db-X 2030 Fund
Investments in Securities
Common Stocks	$25,502,810	$—	$—	$25,502,810
Preferred Stocks	32,975	—	—	32,975
Corporate Bonds	—	6,449,188	—	6,449,188
United States Government & Agencies Obligations	—	565,093	—	565,093

Total Investments	$25,535,785	$7,014,281	$—	$32,550,066

db-X 2040 Fund
Investments in Securities
Common Stocks	$25,226,972	$—	$—	$25,226,972
Preferred Stocks	32,800	—	—	32,800
Corporate Bonds	—	836,886	—	836,886
United States Government & Agencies Obligations	—	860,476	—	860,476

Total Investments	$25,259,772	$1,697,362	$—	$26,957,134

db-X In-Target Fund
Investments in Securities
Common Stocks	$3,534,060	$—	$—	$3,534,060
Preferred Stocks	6,749	—	—	6,749
Corporate Bonds	—	1,099,350	—	1,099,350
United States Government & Agencies Obligations	—	6,058,556	—	6,058,556

Total Investments	$3,540,809	$7,157,906	$—	$10,698,715

In December 2011, FASB issued ASU No. 2011-11 related to Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Advisor is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the lives of the respective securities.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of November 30, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Foreign Currency Translation    The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using an exchange rate deemed appropriate by the investment advisor. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translations” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) from foreign currency related transactions” on the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Fund’s Board of Directors. Under an investment advisory agreement between the Company, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to the Funds (“Sub-Advisor”). TDAM is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank. The Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisor from time to time.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the services it provides to the Funds, the Advisor receives a unified advisory fee computed daily and payable monthly in an amount equal to 0.65% on an annualized basis of each Fund’s average daily net assets. Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operations, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisor, including, but not limited to, cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Funds’ independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

The Advisor pays TDAM, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

•	10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and
•	5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

The Advisor pays TDAM a minimum annual fee of $35,000 per Fund.

The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses to 0.65% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2013. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. No amounts were reimbursed under this contractual arrangement during the six-month period ended November 30, 2012.

The amounts subject to potential reimbursement to the Advisor as of November 30, 2012 were as follows:

	Reimbursements available through:
	5/31/2013	5/31/2014	5/31/2015
db-X 2010 Fund	$322,172	$147,959	$45,125
db-X 2020 Fund	574,480	261,902	83,196
db-X 2030 Fund	515,809	247,454	79,581
db-X 2040 Fund	489,569	235,093	77,301
db-X In-Target Fund	335,077	153,462	46,894

For the six-month period ended November 30, 2012, the advisory fee waivers and expenses assumed by the Advisor were as follows:

	Advisory Fees Waived by DBX	Fees & Expenses Assumed by DBX
db-X 2010 Fund	$31,162	$13,963
db-X 2020 Fund	83,196	—
db-X 2030 Fund	79,581	—
db-X 2040 Fund	77,301	—
db-X In-Target Fund	34,601	12,293

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Directors is currently comprised of four Directors, of whom three are Independent Directors. The Company pays each Independent Director an annual fee of $30,000, plus a fee of $4,000 per meeting attended in-person or $1,000 per meeting attended telephonically. Each Independent Director also receives $2,000 per Audit Committee meeting attended db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

in-person or $1,000 per meeting attended telephonically, although the Audit Committee Chairman receives $3,000 per Audit Committee meeting attended in-person. The Company reimburses each Director for their costs and expenses associated with the performance of their duties hereunder, including the cost and expenses associated with attendance at meetings of the Board. Directors’ fees and expenses are allocated among the Funds based on each Fund’s relative average daily net assets.

4. Federal Income Taxes

As of May 31, 2012, the components of accumulated earnings (losses) were as follows:

	Accumulated Earnings	Net Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
db-X 2010 Fund	$21,405	$(1,669,212)	$(38,436)	$(1,686,243)
db-X 2020 Fund	147,309	(4,152,770)	(696,007)	(4,701,468)
db-X 2030 Fund	288,606	(5,825,356)	(64,900)	(5,601,650)
db-X 2040 Fund	239,884	(7,098,396)	(1,127,993)	(7,986,505)
db-X In-Target Fund	24,333	(220,545)	(50,582)	(246,794)

For the years ended May 31, 2012 and May 31, 2011, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statement of Changes in Net Assets and the Financial Highlights for all Funds.

At May 31, 2012, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Year of Expiration			Post-effective — no expiration ST	Post-effective — no expiration LT	Total Amount
	2017	2018	2019
db-X 2010 Fund	$648,585	$1,020,627	$—	$—	$—	$1,669,212
db-X 2020 Fund	418,939	3,713,736	—	—	—	4,132,675
db-X 2030 Fund	1,185,474	4,568,179	71,703	—	—	5,825,356
db-X 2040 Fund	1,809,203	4,936,668	352,525	—	—	7,098,396
db-X In-Target Fund	—	220,545	—	—	—	220,545

db-X 2010 Fund, db-X 2020 Fund, db-X 2030 Fund, db-X 2040 Fund and db-X In-Target Fund utilized $323,969, $2,223,566, $2,064,299, $1,729,486 and $362,754 respectively, of capital loss carryforwards during the fiscal year ended May 31, 2012.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years (beginning on June 1, 2011) will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards presented in the table above may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended May 31, 2012, the Funds incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
db-X 2010 Fund	$—
db-X 2020 Fund	20,095
db-X 2030 Fund	—
db-X 2040 Fund	—
db-X In-Target Fund	—

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to currency gain/(loss) and redemptions-in-kind. For the fiscal year ended May 31, 2012, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
db-X 2010 Fund	$(405)	$(73,559)	$73,964
db-X 2020 Fund	(1,479)	(224,068)	225,547
db-X 2030 Fund	(3,075)	(427,639)	430,714
db-X 2040 Fund	(2,662)	(674,780)	677,442
db-X In-Target Fund	(1,044)	(231,719)	232,763

As of November 30, 2012, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
db-X 2010 Fund	$9,489,221	$242,436	$(143,596)	$98,840
db-X 2020 Fund	28,039,035	2,379,461	(1,420,117)	959,344
db-X 2030 Fund	31,055,529	3,821,789	(2,327,252)	1,494,537
db-X 2040 Fund	25,735,530	3,655,194	(2,433,590)	1,221,604
db-X In-Target Fund	10,402,546	518,831	(222,662)	296,169

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the six-month ended November 30, 2012.

	Fair Value 5/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 11/30/2012	Dividend Income
db-X 2010 Fund
Deutsche Bank AG (Common Stock)	$2,014	$—	$—	$458	$—	$2,472	$42
db-X 2020 Fund
Deutsche Bank AG (Common Stock)	28,230	5,103	(5,583)	6,888	1,470	36,108	589
db-X 2030 Fund
Deutsche Bank AG (Common Stock)	40,314	8,887	—	9,376	—	58,577	936
db-X 2040 Fund
Deutsche Bank AG (Common Stock)	46,787	7,324	(9,565)	10,967	2,931	58,444	1,087
db-X In-Target Fund
Deutsche Bank AG (Common Stock)	4,028	2,401	—	2,046	—	8,475	84

6. Investment Portfolio Transactions

For the six-month ended November 30, 2012, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases		Sales
	Other	U.S. Government	Other	U.S. Government
db-X 2010 Fund	$4,551,197	$876,923	$1,460,562	$5,133,279
db-X 2020 Fund	7,736,955	8,177,428	7,280,612	8,194,598
db-X 2030 Fund	13,323,232	524,846	10,694,092	2,809,047
db-X 2040 Fund	8,816,269	406,219	8,927,190	13,661
db-X In-Target Fund	1,706,714	3,025,165	1,910,526	3,425,250

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the six-month ended November 30, 2012 the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
db-X 2020 Fund	$—	$4,858,033
db-X 2040 Fund	—	4,448,289

7. Fund Share Transactions

As of November 30, 2012, there were 12.5 billion Fund shares of $0.0001 par value authorized by the Company. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Subsequent Events

The Company evaluated the need for disclosure and/or adjustment resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

db-X Exchange-Traded Funds Inc.

ADDITIONAL INFORMATION

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ended June 30, 2010 on Form N-PX) is available without charge, upon request, (i) by calling 877-369-4617; (ii) on the Company’s website at www.dbxstrategicadvisors.db.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 877-369-4617. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxstrategicadvisors.db.com.

db-X Exchange-Traded Funds Inc.

This report is intended for the shareholders of the db-X Exchange-Traded Funds. It may not be distributed to prospective Investors unless it is preceded or accompanied by the current prospectus.

An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing. For this and more complete information about the fund call 877-369-4617 or visit the website www.dbxstrategicadvisors.db.com. Please read the prospectus carefully before investing.

There are risks involved with investing in exchange-traded funds including possible loss of money. db-X Exchange-Traded Funds are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investments in small and medium capitalization companies will be subject to higher volatility than larger, more established companies.

Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

Investments in fixed income securities will be subject to certain risks as well. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There is no assurance that the investment process will consistently lead to successful investing. Diversification does not eliminate the risk of experiencing investment losses.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

db-X Exchange-Traded Funds are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with db-X Exchange-Traded Funds Inc. or any other affiliate, nor is it affiliated with The Bank of New York Mellon, Amerivest Investment Management, LLC, or TDAM USA Inc.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

INVESTMENT ADVISOR

DBX Strategic Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Items 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

(a)	The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 302CERT.

(b) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    db-X Exchange-Traded Funds Inc.

By:	/s/ Alex Depetris

Name:	Alex Depetris

Title:	President and Chief Executive Officer

Date:	January 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Depetris

Name:	Alex Depetris

Title:	President and Chief Executive Officer

Date:	January 30, 2013

By:	/s/ Michael Gilligan

Name:	Michael Gilligan

Title:	Treasurer, Chief Financial Officer and Controller

Date:	January 30, 2013